SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                               --------

Post-Effective Amendment No.     12      (File No. 333-57852)
                             ----------                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       15      (File No. 811-10321)                        [X]
                  -------

AXP PARTNERS SERIES, INC.
50606 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering: March 27, 2003

It  is proposed that this filing will become effective:

[ ] immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[X] on July 29, 2005 pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

AXP(R) Partners
        Aggressive
            Growth
             Fund

AXP Partners Aggressive Growth Fund seeks to provide shareholders with long-term capital growth.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            5p

Past Performance                           6p

Fees and Expenses                          8p

Investment Manager                         9p


Other Securities and
   Investment Strategies                  12p


Buying and Selling Shares                 12p


Valuing Fund Shares                       13p


Investment Options                        13p


Purchasing Shares                         15p


Transactions Through Third Parties        17p


Sales Charges                             18p

Exchanging/Selling Shares                 22p

Distributions and Taxes                   26p

Financial Highlights                      28p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.


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The Fund

GOAL

AXP Partners Aggressive Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's net assets, including the amount of any borrowings for investment purposes, are invested primarily in equity securities of medium-sized U.S. companies. Medium-sized companies are those whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Growth Index. Although it invests primarily in medium-sized companies, the Fund may also invest in companies of any size or capitalization.


American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadvisers. To provide diversified exposure to the midcap market, AEFC has selected two independent asset managers to subadvise the Fund with differing management styles: Turner Investment Partners, Inc. (Turner) and American Century Investment Management, Inc. (American Century) (the Subadvisers). Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.


Turner

Turner believes that a company's earnings expectations are largely responsible for driving its stock price and, for that reason, seeks to purchase growth companies with strong and sustainable earnings prospects and favorable trading volume and price patterns. Turner's investment team conducts in-depth research on individual companies' business models and blends that with computer screening and analysis to identify attractive companies for purchase. Turner invests in securities of companies traded over the counter or listed on an exchange that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell Midcap(R) Growth Index. Turner's investment process involves the use of three methods to evaluate stocks for investment or continued ownership:

o A computer model developed by Turner is used to screen a large universe of possible investments to help Turner's analysts find good candidates for investment. Companies are ranked within sector and size categories based on a variety of quantitative factors, including capitalization size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volume.

o Fundamental research is performed by Turner's analysts. They study companies to identify key drivers of earnings and competitive advantages, to assess a company's business model, to evaluate the strength of the management team and to determine if companies are well positioned within their industry. This type of research is critical to Turner's purchase decision.

o Technical analysis involves the study of charts detailing a company's trading and price history and may serve as additional confirmation of Turner's research and to help to identify attractive points for purchase or sale of a security.

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Turner will consider selling a security based on the following reasons:

o It detects deterioration in the company's earnings growth potential, business fundamentals or ranking in the model.

o  To include a "better idea" in the portfolio.

o To adhere to capacity or capitalization constraints, to maintain sector neutrality or to adjust position size relative to the index.


American Century

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.


Unusual Market Conditions


Each of the asset managers may buy and sell securities frequently as part of its investment strategy. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could result in more frequent trading and could prevent the Fund from achieving its investment objective. Frequent trading could lead to increased fees, expenses, and taxes.


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PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Management Risk

   Medium Company Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Medium Company Risk

Investments in medium companies often involve greater risks than investments in larger, more established companies because medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk


An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortage, corporate restructurings, fraudulent disclosures, or other factors.


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PAST PERFORMANCE


The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                               CLASS A PERFORMANCE
                            (based on calendar years)

                                                              2004

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.

The Fund's Class A year-to-date return at June 30, 2005 was _____%.

[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]


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6p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)[(a)]
                                                                                    Since
                                                                      1 year      inception
Partners Aggressive Growth:
   Class A
      Return before taxes                                                %           %(b)
      Return after taxes on distributions                                %           %(b)
      Return after taxes on distributions and sale of fund shares        %           %(b)
   Class B
      Return before taxes                                                %           %(b)
   Class C
      Return before taxes                                                %           %(b)
   Class Y
      Return before taxes                                                %           %(b)
Russell Midcap(R) Growth Index
(reflects no deduction for fees, expenses or taxes)                      %           %(c)
Lipper Mid-Cap Growth Funds Index                                        %           %(c)

(a) [AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]

(b)  Inception date was April 24, 2003.

(c)  Measurement period started __________.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                    Class A   Class B   Class C   Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%     none      none      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)    5%       1%(c)     none


Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(e)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(f)                                %        %       %        %
Total                                            %        %       %        %
Fee waiver/expense reimbursement                 %        %       %        %
Net expenses                                     %        %       %        %

(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ____% for Class A; ____% for Class B; ____% for Class C and ____% for Class Y.


(e) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:


                                  1 year    3 years     5 years      10 years
Class A(a)                          $         $           $            $
Class B                             $(b)      $(b)        $(b)         $(c)
Class C                             $         $           $            $
Class Y                             $         $           $            $

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                  1 year    3 years     5 years      10 years
Class A(a)                          $         $           $            $
Class B                             $         $           $            $(b)
Class C                             $         $           $            $
Class Y                             $         $           $            $

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y]


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with, and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors.

The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing funds whose goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

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Turner

The portion of the Fund subadvised by Turner is managed by a committee comprised of Christopher K. McHugh, Robert E. Turner and William C. McVail.


Christopher K. McHugh, Vice President and senior portfolio manager, joined Turner Investment Partners in 1990. He has 18 years of investment experience. Mr. McHugh is lead manager of the portion of the Fund managed by Turner, and also serves as lead manager to the Turner Midcap Growth Fund. Prior to 1990, he was a performance specialist with Provident Capital Management. He received a BS degree from Philadelphia University in accounting and an MBA in finance from St. Joseph's University.

Robert E. Turner, CFA, Chairman and Chief Investment Officer-Growth Equities, founded Turner Investment Partners in 1990. He has 23 years of investment experience. Mr. Turner serves as co-manager of the Turner Midcap Growth Fund and lead manager of the Turner Large Cap Growth Fund and the Turner Strategic Growth Fund, among other mutual funds. Prior to founding Turner, he was senior investment manager with Meridian Investment Company. He received a BS in accounting and an MBA in finance, both from Bradley University.


William C. McVail, CFA, senior portfolio manager, joined Turner Investment Partners in 1998. He has 17 years of investment experience. Mr. McVail serves as co-manager of the Turner Midcap Growth Fund and as lead manager of the Turner Small Cap Growth Fund. Prior to 1998, he was a portfolio manager at PNC Equity Advisors. He received a Bachelor's degree from Vassar College in economics and psychology.


Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.


American Century


Glenn A. Fogle, senior vice president and senior portfolio manager, joined American Century in 1990 and became a portfolio manager in 1993. He has a bachelor of business administration (management) and an MBA in finance from Texas Christian University. He is a CFA charterholder.

David M. Holland, vice president and portfolio manager, joined American Century in 1998 as an investment analyst and was promoted to portfolio manager in 2004. He has a bachelor's degree in Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the University of Pennsylvania and an MBA in finance from the Wharton School at the University of Pennsylvania.

American Century is located at 4500 Main Street, Kansas City, Missouri. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.


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AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was ____% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to the Subadvisers. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. A discussion regarding the basis for the Board of Directors approving the Investment Management Services Agreement of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended May 31, 2005.


AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisery agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, debt securities and foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.


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14p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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15p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------

Corporate or LLC electing            The corporation
corporate status on  Form 8832

------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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16p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES


You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.


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17p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


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18p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.


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19p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


For more details on LOIs, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,



   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,


   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.


o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


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20p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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21p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


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22p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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23p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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24p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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25p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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26p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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27p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

[insert financial highlights here from Accounting]

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28p   ---   AXP PARTNERS AGGRESSIVE GROWTH FUND   ---   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852


Website address:


americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321


Ticker Symbol
Class A: ASGFX    Class B:ARGBX
Class C: --       Class I:APAIX     Class Y:--


(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474
S-6260-99 E (7/05)

                     AXP(R) Partners Aggressive Growth Fund


                   Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                       Class I

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                   none


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                           Class I
Management fees(a)                                                           %
Distribution (12b-1) fees                                                0.00%
Other expenses(b)                                                            %
Total(c)                                                                     %
Fee waiver/expense reimbursement                                             %
Net expenses                                                                 %

(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.

(b) Other expenses include an administrative services fee and other nonadvisory expenses.


(c) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until ______________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                1 year           3 years           5 years         10 years
Class I           $                $                 $                $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.


In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I



                                                              S-6260-79 E (7/05)

AXP(R) Partners
  Fundamental
        Value
            Fund

AXP Partners Fundamental Value Fund seeks to provide shareholders with long-term capital growth.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         8p


Other Securities and
   Investment Strategies                  10p


Buying and Selling Shares                 10p


Valuing Fund Shares                       11p


Investment Options                        11p


Purchasing Shares                         13p


Transactions Through Third Parties        15p


Sales Charges                             16p

Exchanging/Selling Shares                 20p

Distributions and Taxes                   24p

Financial Highlights                      26p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreement will remain in place.


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2p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Fundamental Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's net assets will be invested primarily in companies with market capitalizations of at least $5 billion.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadviser. AEFC has selected an independent asset manager, Davis Advisors (Davis) (the Subadviser), to subadvise the Fund. Davis employs an active investment strategy.

In selecting investments, Davis focuses on common stocks of quality, overlooked growth companies at value prices that it can hold for the long term. Davis looks for companies with sustainable growth rates selling at prices that are moderate relative to the companies' earnings. Davis hopes that as other investors recognize the true worth of these companies the price of their stocks will rise at a more rapid rate than their earnings. In evaluating whether to sell a security, Davis considers, among other factors, whether:

o  The company can continue to sustain long-term growth.

o  The company can continue to minimize risk.

o The company can continue to enhance the potential for superior long-term returns.

Davis has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis searches for companies that possess:

o  Excellent management.

o  Managers who own stock in their own company.

o  Strong returns on investments of an issuer's capital.

o  A lean expense structure.

o  A dominant or growing market share in a growing market.

o  A proven record as an acquirer.

o  A strong balance sheet.

o  Products or services that are not likely to become obsolete.

o  Successful international operations.

o  Innovation in all aspects of operations.

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3p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Unusual Market Conditions


Davis may use short-term investments to maintain flexibility while it evaluates long-term opportunities. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Issuer Risk

   Foreign Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy or industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk


The Subadviser purchases stocks it believes are undervalued but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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4p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                               CLASS A PERFORMANCE
                            (based on calendar years)

                                                         2002   2003     2004


During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2005 was _____%.


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5p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)

                                                                     Since
                                                        1 year     inception
Partners Fundamental Value:
  Class A
   Return before taxes                                     %         %(a)
   Return after taxes on distributions                     %         %(a)
   Return after taxes on distributions
   and sale of fund shares                                 %         %(a)
  Class B
   Return before taxes                                     %         %(a)
  Class C
   Return before taxes                                     %         %(a)
  Class Y
   Return before taxes                                     %         %(a)
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)        %         %(b)
Lipper Large-Cap Value Funds Index                         %         %(b)
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)        %         %(b)

(a) Inception date was June 18, 2001.

(b) Measurement period started July 1, 2001.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of the large capitalization value portion of the Russell 1000(R) Index. The Russell 1000(R) Value Index consists of companies with lower price-to-book ratios and lower forecasted growth values.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                    Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%      none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)               none(b)    5%         1%(c)       none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(e)                                %        %       %        %
Total                                            %        %       %        %

(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.

(e) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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7p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:

                                    1 year    3 years     5 years    10 years
Class A(a)                          $         $           $          $
Class B                             $(b)      $(b)        $(b)       $(c)
Class C                             $         $           $          $
Class Y                             $         $           $          $


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                    1 year    3 years     5 years    10 years
Class A(a)                          $         $           $          $
Class B                             $         $           $          $(b)
Class C                             $         $           $          $
Class Y                             $         $           $          $


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors. The Subadviser manages the Fund's assets based upon its experience in managing large cap value accounts whose investment goals and strategies are substantially similar to those of the Fund.

Christopher C. Davis and Kenneth C. Feinberg are co-portfolio managers of AXP Partners Fundamental Value Fund. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis Selected Advisers, L.P. since 1989. Mr. Feinberg has been a portfolio manager for Davis New York Venture Funds since May 1998. Mr. Feinberg has worked as a research analyst for Davis Selected Advisers, L.P. since 1994.


Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


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8p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was _____% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to the Subadviser. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. A discussion regarding the basis for the Board of Directors approving the Investment Management Services Agreement of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended May 31, 2005.


AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to any subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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9p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund's policies permit investment in derivative instruments, such as futures and options contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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10p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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11p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.


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12p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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13p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------

Corporate or LLC electing            The corporation
corporate status on  Form 8832

------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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14p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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15p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


   * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

  ** Offering price includes the sales charge.

Right of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


--------------------------------------------------------------------------------
16p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.


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17p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.


Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,



   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,


   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


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18p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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19p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund's NAV is calculated. To the extent that the Fund has significant holdings in foreign securities, the risks of market timing may be greater for funds that do not have significant foreign holdings. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing


--------------------------------------------------------------------------------
20p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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21p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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22p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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23p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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24p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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25p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.



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26p   ---   AXP PARTNERS FUNDAMENTAL VALUE FUND   ---   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852


Website address:


americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321


Ticker Symbol
Class A: AFVAX    Class B:AFVBX
Class C: AFVCX    Class I:AFVIX     Class Y:--


(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6236-99 G (7/05)

                     AXP(R) Partners Fundamental Value Fund


                   Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                       Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                  none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                          Class I
Management fees(a)                                                          %
Distribution (12b-1) fees                                               0.00%
Other expenses(b)                                                           %
Total(c)                                                                    %


(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                                 1 year     3 years     5 years    10 years
Class I                             $          $           $           $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I



                                                              S-6236-79 G (7/05)

AXP(R) Partners
        Growth
            Fund

AXP Partners Growth Fund seeks to provide shareholders with long-term capital growth.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         9p


Other Securities and
   Investment Strategies                  12p


Buying and Selling Shares                 12p


Valuing Fund Shares                       13p


Investment Options                        13p


Purchasing Shares                         15p


Transactions Through Third Parties        17p


Sales Charges                             18p

Exchanging/Selling Shares                 22p

Distributions and Taxes                   26p

Financial Highlights                      28p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.


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2p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in publicly traded U.S. securities. The Fund will invest mainly in large-cap companies but may invest in companies of any size or capitalization. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of equity investments that have sufficient growth potential for consistent long-term growth. The Fund will generally select established companies with revenue and profits that are either stable and predictable or growing at above average rates.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadvisers. AEFC has selected two independent asset managers, Goldman Sachs Asset Management, L.P. (GSAM) and Wellington Management Company, LLP (Wellington Management) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.


GSAM


GSAM Growth Team's investment philosophy is "wealth is created through the long-term ownership of a growing business." Throughout the investment process, the team views each purchase as if it were buying the entire business enterprise.


GSAM's investment approach is to look at individual companies to find those companies whose stocks will appreciate as a result of the above average long-term growth of the underlying business. In selecting stocks, GSAM identifies potential investments through an extensive research process, focusing on key characteristics including strong business franchises and an established brand name, dominant market share, recurring revenue stream and free cash flow. Other characteristics include pricing power, a long product life cycle and favorable demographic trends. GSAM research also focuses on the strength of the company's management team.

The GSAM decision to sell or reduce holdings in a stock depends on many factors, including, but not limited to, a deterioration in the business fundamentals; when the price of the stock substantially exceeds what GSAM deems to be the worth of the business; if a holding grows beyond the weight with which GSAM is comfortable from a risk perspective; and when the company is acquired or becomes the subject of a leveraged buy-out.

If a company continues to operate within GSAM expectations, even if the stock price has declined significantly, GSAM may continue to hold it if they believe that the worth of the business does not coincide with the stock price. Decisions are based on the reward/risk opportunity.

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3p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Wellington Management

In selecting investments for the Fund, Wellington Management's Growth Team invests in the stocks of successful, growing companies. Wellington Management's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will outperform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, Wellington Management performs in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline. Using a unique valuation measure in each industry, Wellington Management ranks each stock based on its upside return potential relative to its down side risk. Wellington Management typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below median. Wellington Management may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. Wellington Management may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:
   Market Risk

   Style Risk

   Issuer Risk

   Management Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably. The Fund's investments may be overweighted from time to time in one or more industry sectors, which could increase the Fund's exposure to risk of loss from adverse developments affecting those sectors.

Style Risk


Growth stocks are purchased based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. Growth stocks may be more volatile than other stocks because they are more sensitive to the market's view of the issuing company's growth potential. If that growth fails to occur, the price of the stock may decline quickly.


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4p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Issuer Risk


An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortage, corporate restructurings, fraudulent disclosures, or other factors.


Management Risk

A strategy or selection method utilized by one or both of the asset managers may fail to produce the intended result. When all other factors have been accounted for and the asset manager chooses an investment, there is always the possibility that the choice will be a poor one.

PAST PERFORMANCE


The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                               CLASS A PERFORMANCE
                            (based on calendar years)

                                      2004

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.

The Fund's Class A year-to-date return at June 30, 2005 was _____%.

[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]


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5p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)[(a)]
                                                                       Since
                                                           1 year    inception
Partners Growth:
   Class A
      Return before taxes                                     %         %(b)
      Return after taxes on distributions                     %         %(b)
      Return after taxes on distributions
      and sale of fund shares                                 %         %(b)
   Class B
      Return before taxes                                     %         %(b)
   Class C
      Return before taxes                                     %         %(b)
   Class Y
      Return before taxes                                     %         %(b)
Russell 1000(R) Growth Index
(reflects no deduction for fees, expenses or taxes)           %         %(c)
Lipper Large-Cap Growth Funds Index                           %         %(c)

(a) [AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]

(b)  Inception date was April 24, 2003.

(c)  Measurement period started __________.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A     Class B     Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             5.75%       none        none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)      5%         1%(c)      none


Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(e)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(f)                                %        %       %        %
Total                                            %        %       %        %
Fee waiver/expense reimbursement                 %        %       %        %
Net expenses                                     %        %       %        %

(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ____% for Class A; ____% for Class B; ____% for Class C and ____% for Class Y.

(e) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.

(f) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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7p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:


                            1 year     3 years     5 years   10 years
Class A(a)                    $          $           $         $
Class B                       $(b)       $(b)        $(b)      $(c)
Class C                       $          $           $         $
Class Y                       $          $           $         $

(a) Includes a 5.75% sales charge.

(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                            1 year     3 years     5 years   10 years
Class A(a)                    $          $           $         $
Class B                       $          $           $         $(b)
Class C                       $          $           $         $
Class Y                       $          $           $         $

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

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8p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

INVESTMENT MANAGER

AEFC selects, contracts with, and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors.

The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing growth funds whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

GSAM


GSAM investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The growth investment team has a 24-year consistent investment style applied through diverse and complete market cycles and a portfolio management and analytical team with combined investment experience of more than 260 years.


The following team members coordinate the management of the GSAM portion of the Fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

GSAM--Growth Investment Team

Name and Title                   Experience


-------------------------------- -----------------------------------------------
Herbert E. Ehlers                Mr. Ehlers joined GSAM as a senior portfolio
Managing Director                manager and Chief Investment Officer of the
Chief Investment Officer         Growth team in 1997. From 1981 to 1997,
Senior Portfolio Manager         he was the Chief Investment Officer and
                                 Chairman of Liberty and its predecessor firm,
                                 Eagle.
-------------------------------- -----------------------------------------------
Gregory H. Ekizian, CFA          Mr Ekizian joined GSAM as a portfolio manager
Managing Director                in 1997. From 1990 to 1997, he was a portfolio
Chief Investment Officer         manager at Liberty and its predecessor firm,
Senior Portfolio Manager         Eagle.
-------------------------------- -----------------------------------------------
David G. Shell, CFA              Mr. Shell joined GSAM as a portfolio manager
Managing Director                in 1997. From 1987 to 1997, he was a
Chief Investment Officer         portfolio manager at Liberty and its
Senior Portfolio Manager         predecessor firm, Eagle.
-------------------------------- -----------------------------------------------
Steven M. Barry                  Mr. Barry joined GSAM as a portfolio manager
Managing Director                in 1999. From 1988 to 1999, he was a
Chief Investment Officer         portfolio manager at Alliance Capital
Senior Portfolio Manager         Management.
-------------------------------- -----------------------------------------------
Kenneth T. Berents               Mr. Berents joined GSAM as a portfolio
Managing Director                manager in 2000. From 1992 to 1999, he was
Senior Portfolio Manager         Director of Research and head of the
                                 Investment Committee at Wheat First Union.
-------------------------------- -----------------------------------------------


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9p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

GSAM--Growth Investment Team

Name and Title                   Experience


-------------------------------- -----------------------------------------------
Andrew F. Pyne                   Mr. Pyne joined GSAM as a product manager in
Managing Director                1997. He became a portfolio manager in August
Senior Portfolio Manager         2001. From 1992 to 1997, he was a product
                                 manager at Van Kampen Investments.
-------------------------------- -----------------------------------------------
Scott Kolar, CFA                 Mr. Kolar joined GSAM as an equity analyst in
Managing Director                1997 and became a portfolio manager in 1999.
Senior Portfolio Manager         From 1994 to 1997, he was an equity analyst
                                 and information systems specialist at Liberty.
-------------------------------- -----------------------------------------------
Prashant R. Khemka, CFA          Mr. Khemka joined GSAM as an equity analyst
Vice President                   in 2000 and became a portfolio manager in
Senior Portfolio Manager         2003. From 1998 to 2000, he was an assistant
                                 portfolio manager at State Street Global
                                 Advisors.
-------------------------------- -----------------------------------------------
Ernest C. Segundo, Jr., CFA      Mr. Segundo joined GSAM as a portfolio
Vice President                   manager in 1997. From 1992 to 1997, he was a
Senior Portfolio Manager         portfolio manager at Liberty and its
                                 predecessor firm, Eagle.
-------------------------------- -----------------------------------------------

GSAM, an affiliate of Goldman, Sachs & Co., is located at 32 Old Slip, New York, New York. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

Wellington Management

John A. Boselli, CFA, Senior Vice President and Partner of Wellington Management has served as portfolio manager for the Fund since April 2005. Mr. Boselli joined Wellington Management as an investment professional in 2002. Prior to joining Wellington Management, he was an investment professional with Putnam Investments Inc. for six years (1996-2002).

Andrew J. Shilling, Senior Vice President and Partner of Wellington Management has been involved in portfolio management and securities analysis for the Fund since April 2005. Mr. Shilling joined Wellington Management as an investment professional in 1994.

Wellington Management is located at 75 State Street, Boston, Massachusetts. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.


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10p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was _____% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to each of the Subadvisers. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. A discussion regarding the basis for the Board of Directors approving the Investment Management Services Agreement of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended May 31, 2005.


AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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11p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, debt securities and foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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12p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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13p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------


* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.


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14p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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15p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------

Corporate or LLC electing            The corporation
corporate status on  Form 8832

------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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16p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES


You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.


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17p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by the Distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express
   Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


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18p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service
   Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.


--------------------------------------------------------------------------------
19p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


For more details on LOIs, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.


o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,


   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,


   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
20p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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21p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


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22p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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23p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o the dollar amount or number of shares you want to exchange or sell

o specific instructions regarding delivery or exchange destination


o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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24p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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25p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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26p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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27p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

[insert financial highlights here from Accounting]

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28p   ---   AXP PARTNERS GROWTH FUND   ---   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852


Website address:


americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321

Ticker Symbol
Class A: AXPAX    Class B:--
Class C: --       Class I:APGIX     Class Y:--

(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6261-99 E (7/05)

                           AXP(R) Partners Growth Fund

            Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                      Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                  none


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                          Class I
Management fees(a)                                                          %
Distribution (12b-1) fees                                               0.00%
Other expenses(b)                                                           %
Total(c)                                                                    %
Fee waiver/expense reimbursement                                            %
Net expenses                                                                %


(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.


(c) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                 1 year       3 years      5 years     10 years
Class I                             $            $            $            $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.


In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I




                                                              S-6261-79 E (7/05)

AXP(R) Partners
  Select Value
        Fund

AXP Partners Select Value Fund seeks to provide shareholders with long-term growth of capital.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         8p

Other Securities and
   Investment Strategies                  10p

Buying and Selling Shares                 10p


Valuing Fund Shares                       11p


Investment Options                        11p


Purchasing Shares                         13p

Transactions Through Third Parties        15p

Sales Charges                             16p

Exchanging/Selling Shares                 20p

Distributions and Taxes                   24p

Financial Highlights                      26p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreement will remain in place.


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2p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Select Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At June 30, 2005, the range of the Index was between $__ million and $___ billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

American Express Financial Corporation (AEFC), serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadviser. AEFC has selected an independent asset manager, GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company (the Subadviser), to subadvise the Fund.


In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:

o  Price and earnings expectations.

o The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.

o  Balance sheet characteristics.

o The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.

o Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.

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3p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Management Risk

   Style Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Style Risk


The Subadviser purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


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4p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                               CLASS A PERFORMANCE
                            (based on calendar years)

                                                                2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2005 was _____%.

[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed __% for Class A, __% for Class B, __% for Class C and __% for Class Y.]


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5p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)[(a)]
                                                                                                        Since
                                                                                     1 year           inception
Partners Select Value:
  Class A
     Return before taxes                                                                %               %(b)
     Return after taxes on distributions                                                %               %(b)
     Return after taxes on distributions and sale of fund shares                        %               %(b)
  Class B
     Return before taxes                                                                %               %(b)
  Class C
     Return before taxes                                                                %               %(b)
  Class Y
     Return before taxes                                                                %               %(b)
Russell 3000(R) Value Index (reflects no deduction for fees, expenses or taxes)         %               %(c)
Lipper Multi-Cap Value Funds Index                                                      %               %(c)

(a) [AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]


(b)  Inception date was March 8, 2002.

(c)  Measurement period started April 1, 2002.


Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                  Class A        Class B      Class C        Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                               5.75%           none         none           none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           none(b)          5%          1%(c)          none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(e)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(f)                                %        %       %        %
Total                                            %        %       %        %
Fee waiver/expense reimbursement                 %        %       %        %
Net expenses                                     %        %       %        %


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ____% for Class A; ____% for Class B; ____% for Class C and ____% for Class Y.


(e) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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7p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:

                             1 year    3 years     5 years     10 years
Class A(a)                     $         $           $           $
Class B                        $(b)      $(b)        $(b)        $(c)
Class C                        $         $           $           $
Class Y                        $         $           $           $
(a) Includes a 5.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                             1 year    3 years     5 years     10 years
Class A(a)                     $         $           $           $
Class B                        $         $           $           $(b)
Class C                        $         $           $           $
Class Y                        $         $           $           $


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y]


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors.

The Subadviser manages the Fund's assets based upon its experience in managing a fund whose investment goals and strategies are substantially similar to those of the Fund.

Mr. Mario Gabelli, CFA, is responsible for the day-to-day management of the Fund. In addition, he has managed AXP Progressive Fund since 2002. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Asset Management Company and its predecessor company since its inception in 1977. Mr. Gabelli also serves as Chairman and Chief Executive Officer of Gabelli Asset Management Inc., a New York Stock Exchange-listed company that trades under the stock symbol GBL.

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8p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company is located at One Corporate Center, Rye, New York. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was ___% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to the Subadviser. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


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9p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a sub-adviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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10p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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11p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


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12p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.


PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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13p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------
Corporate or LLC electing            The corporation
corporate status on  Form 8832
------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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14p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 **  $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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15p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


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16p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.


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17p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.


Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,


   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.


o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


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18p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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19p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


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20p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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21p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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22p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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23p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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24p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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25p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

[insert financial highlights here from Accounting]

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26p   --   AXP PARTNERS SELECT VALUE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321

Ticker Symbol
Class A: AXVAX    Class B:AXVBX
Class C: ACSVX    Class Y:--

(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6240-99 F (7/05)

                        AXP(R) Partners Select Value Fund

                      Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                        Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                   none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class I
Management fees(a)                                                           %
Distribution (12b-1) fees                                                0.00%
Other expenses(b)                                                            %
Total(c)                                                                     %
Fee waiver/expense reimbursement                                             %
Net expenses                                                                 %

(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.

(b) Other expenses include an administrative services fee and other nonadvisory expenses.


(c) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until ______________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                 1 year    3 years   5 years  10 years
Class I                             $         $         $         $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I




                                                              S-6240-79 F (7/05)

AXP(R) Partners
  Small Cap Core
           Fund

AXP Partners Small Cap Core Fund seeks to provide shareholders with long-term growth of capital.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:


The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            5p

Past Performance                           6p

Fees and Expenses                          8p

Investment Manager                         9p

Other Securities and
   Investment Strategies                  12p

Buying and Selling Shares                 12p

Valuing Fund Shares                       13p

Investment Options                        13p

Purchasing Shares                         15p

Transactions Through Third Parties        17p

Sales Charges                             18p

Exchanging/Selling Shares                 23p

Distributions and Taxes                   27p

Financial Highlights                      29p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.


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2p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Small Cap Core Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested at the time of purchase in equity securities issued by small companies. The Fund considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000(R) Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. At June 30, 2005, the range of the Russell 2000 Index was between $_____ million and $_____ billion and the range of the S&P SmallCap 600 Index was between $____ million and $___ billion. As a core fund, the Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadvisers. AEFC has selected three independent asset managers to subadvise the Fund with differing management styles to provide diversified exposure to the small cap segment of the U.S. stock market: American Century Investment Management, Inc. (American Century), Lord, Abbett & Co. LLC (Lord Abbett) and Wellington Management Company, LLP (Wellington Management) (the Subadvisers). Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

American Century

American Century identifies stocks of smaller companies by utilizing quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, American Century ranks the stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, American Century uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, American Century uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors. In the second step, American Century uses a technique called portfolio optimization, which uses a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep their portion of the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.

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3p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Lord Abbett

Lord Abbett invests in a blend of growth stocks and value stocks and chooses stocks using both:

o Quantitative research to identify companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy; and

o Fundamental research to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans. Lord Abbett looks for such factors as favorable earnings growth, improving fundamentals, and the potential for a catalyst (such as new products, key acquisition, change in business mix or a change in management) that may cause the price of the stock to rise.

Growth stocks are stocks issued by companies whose growth is expected to exceed the growth of the U.S. economy. Growth stocks tend to be more volatile than slower-growing value stocks. Value stocks are stocks of companies that Lord Abbett believes the market undervalues based on certain financial measurements of their intrinsic worth or business prospects.

Lord Abbett generally sells a stock when it determines that the stock no longer offers significant capital appreciation potential due to an elevated valuation, seems less likely to benefit from the current market and/or economic environment, or the company's fundamentals fall short of Lord Abbett's expectations. Lord Abbett does not sell stock of a company solely because its market capitalization falls outside of the range of companies in the Russell 2000(R) Index.

Wellington Management

Wellington Management emphasizes fundamental research and bottom-up stock selection, utilizing the many resources at Wellington Management in order to identify what it believes to be the best small-capitalization companies. In a bottom-up stock selection process stocks are selected based on their individual attractiveness rather than the industry in which they reside. Wellington Management has no systematic bias toward growth or value stocks, but will at times be tilted in either direction based on available opportunities.

Companies whose stocks Wellington Management purchases for the Fund generally share several common characteristics:

o Financial strength as measured by balance sheet, income statement and cash flow analysis.

o Key success factors including top market share and significant insider ownership stakes that align management incentives with those of the shareholders.

o A high level of focus on core businesses and the ability to be flexible and quick to market with products and services.

o Favorable industry dynamics such as supply and demand trends, as well as the impact of broad demographic themes that lead to the development or growth in markets serving specific needs, such as those of an aging U.S. population.

o  Significant potential appreciation over a three year time horizon.

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4p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Wellington Management will generally sell a company from the Fund when:

o Target prices are reached, and detailed valuation suggests that the potential for future appreciation in the stock's value is limited.

o  Company fundamentals are no longer attractive.

o Superior purchase candidates are identified, or if through price appreciation, the market capitalization of a stock exceeds certain levels.

Unusual Market Conditions


During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small Company Risk

   Issuer Risk

   Style Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk

Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Style Risk


Growth stocks are purchased based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly. Stocks of companies that have, or are likely to develop products, processes or services that will provide or benefit from


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5p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS
technological advances and improvements can be subject to extreme volatility. The Fund also has particular risks associated with value stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                              CLASS A PERFORMANCE
                              (based on calendar)

                                                                   2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2005 was _____%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.


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6p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)[(a)]
                                                                                   Since
                                                                      1 year     inception
Partners Small Cap Core:
   Class A
      Return before taxes                                                 %        %(b)
      Return after taxes on distributions                                 %        %(b)
      Return after taxes on distributions and sale of fund shares         %        %(b)
   Class B
      Return before taxes                                                 %        %(b)
   Class C
      Return before taxes                                                 %        %(b)
   Class Y
      Return before taxes                                                 %        %(b)
Russell 2000(R) Index
(reflects no deduction for fees, expenses or taxes)                       %        %(c)
Lipper Small-Cap Core Funds Index                                         %        %(c)

(a) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.

(b)  Inception date was March 8, 2002.

(c)  Measurement period started April 1, 2002.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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7p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Russell 2000(R) Index, an unmanaged index, measures the performance of 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             5.75%       none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)      5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(e)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(f)                                %        %       %        %
Total                                            %        %       %        %
Fee waiver/expense reimbursement                 %        %       %        %
Net expenses                                     %        %       %        %

(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ____% for Class A; ____% for Class B; ____% for Class C and ____% for Class Y.

(e) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.

(f) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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8p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:

                               1 year    3 years     5 years     10 years
Class A(a)                     $         $           $           $
Class B                        $(b)      $(b)        $(b)        $(c)
Class C                        $         $           $           $
Class Y                        $         $           $           $


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                               1 year    3 years     5 years     10 years
Class A(a)                     $         $           $           $
Class B                        $         $           $           $(b)
Class C                        $         $           $           $
Class Y                        $         $           $           $


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors.

The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

American Century


William Martin, Senior Vice President and Senior Portfolio Manager, joined American Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of Illinois. He is a CFA charterholder.


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9p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Wilhelmine von Turk, Vice President and Portfolio Manager, joined American Century in November 1995 and became a portfolio manager in February 2000. She has a BA from Wellesley College and a Ph.D in statistics from the University of California-Berkeley. She is a CFA charterholder.

Thomas P. Vaiana, Portfolio Manager, joined American Century in February 1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

American Century is located at 4500 Main Street, Kansas City, Missouri. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


Lord Abbett


Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Michael T. Smith, Partner of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Fund. Mr. Smith joined Lord Abbett in 1997 as an equity analyst and became a partner of the firm in 2002. Mr. Smith received a BA from California State University at Fullerton and an MBA from New York University.

Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey. Lord Abbett, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


Wellington Management


Kenneth L. Abrams, Senior Vice President of Wellington Management, has served as portfolio manager of the portion of the fund managed by Wellington Management since 2002. Mr. Abrams joined Wellington Management as an investment professional in 1986. Mr. Abrams received both a BA and an MBA from Stanford University.

Daniel J. Fitzpatrick, CFA, Vice President of Wellington Management, has been involved in portfolio investment and securities analysis for the portion of the fund managed by Wellington Management since 2002. Mr. Fitzpatrick joined the firm as an investment professional in 1998. Mr. Fitzpatrick received a BS from Boston College.

Wellington Management is located at 75 State Street, Boston, Massachusetts. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was ____% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive


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10p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS
arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to each of the Subadvisers. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. A discussion regarding the basis for the Board of Directors approving the Investment Management Services Agreement of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended May 31, 2005.


AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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11p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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12p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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13p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.


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14p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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15p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------

Corporate or LLC electing            The corporation
corporate status on  Form 8832

------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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16p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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17p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


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18p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.


--------------------------------------------------------------------------------
19p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.


Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.


o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

--------------------------------------------------------------------------------
20p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,


   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.


o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.


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21p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

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22p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.


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23p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.


You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


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24p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

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25p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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26p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

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27p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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28p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.



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29p   --   AXP PARTNERS SMALL CAP CORE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852


Website address:


americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321

Ticker Symbol
Class A: AXSAX    Class B:AXSBX
Class C: -        Class Y:-

(logo)
AMERICAN
 EXPRESS
(R)


American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6237-99 G (7/05)

                       AXP(R) Partners Small Cap Core Fund


                   Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                         Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                   none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                             Class I
Management fees(a)                                                           %
Distribution (12b-1) fees                                                0.00%
Other expenses(b)                                                            %
Total(c)                                                                     %
Fee waiver/expense reimbursement                                             %
Net expenses                                                                 %

(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.


(c) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until ______________ unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                               1 year    3 years     5 years  10 years
Class I                           $         $           $         $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I


                                                              S-6237-79 G (7/05)

AXP(R) Partners
  Small Cap
        Value
            Fund

AXP Partners Small Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            6p

Past Performance                           7p

Fees and Expenses                          9p

Investment Manager                        10p


Other Securities and
   Investment Strategies                  16p


Buying and Selling Shares                 16p


Valuing Fund Shares                       17p


Investment Options                        17p


Purchasing Shares                         19p


Transactions Through Third Parties        21p


Sales Charges                             22p

Exchanging/Selling Shares                 26p

Distributions and Taxes                   30p

Financial Highlights                      31p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.


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2p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadvisers. AEFC has selected five independent asset managers, Royce & Associates, LLC (Royce), Goldman Sachs Asset Management, L.P. (GSAM), Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio) and Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock remains attractive.


Royce

Royce uses a value methodology in managing its portion of the Fund. In selecting securities. Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that have:

o  Excellent business strengths.

o  High internal rates of return and low leverage.

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In the micro-cap sector, Royce selects from a universe of more than 5,900 micro-cap companies. Royce selects companies it believes are trading significantly below its estimate of their current worth.


GSAM


Business quality, attractive valuation and thoughtful portfolio construction are the key elements of GSAM's Value Equity approach. Through intensive, hands-on research the Value Equity team at GSAM seeks to identify well-positioned small-cap companies that have attractive returns on capital, strong or improving cash flow characteristics and are run by shareholder-oriented managements. The team employs a disciplined valuation approach to invest in these companies when the market does not fully recognize their real economic value.

GSAM will sell a position if (1) the risk/reward profile becomes less attractive due to price appreciation; (2) its investment thesis for a particular holding is invalidated based on subsequent information; and (3) its confidence in management's ability to execute is compromised. Furthermore, GSAM mitigates the liquidity and company-specific risks associated with small-cap value investing by limiting amounts in particular sectors and investing in a large number of holdings.


Donald Smith


Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.


Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

Franklin Portfolio

Franklin Portfolio's investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

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In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

Barrow, Hanley

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.


Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.


Unusual Market Conditions


During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.


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5p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:


   Market Risk

   Small Company Risk

   Style Risk

   Issuer Risk


Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk

Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less and may be more volatile than is typical of larger companies.

Style Risk


Each Subadviser purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


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6p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                               CLASS A PERFORMANCE
                            (based on calendar years)

                                        2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2005 was _____%.

[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed __% for Class A, __% for Class B, __% for Class C and __% for Class Y.]


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7p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)[(a)]
                                                                                    1 year       Since inception
Partners Small Cap Value:
   Class A
      Return before taxes                                                              %                %(b)
      Return after taxes on distributions                                              %                %(b)
      Return after taxes on distributions and sale of fund shares                      %                %(b)
   Class B
      Return before taxes                                                              %                %(b)
   Class C
      Return before taxes                                                              %                %(b)
   Class Y
      Return before taxes                                                              %                %(b)
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)        %                %(c)
Lipper Small-Cap Value Funds Index                                                     %                %(c)

(a) [AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y.]

(b)  Inception date was June 18, 2001.

(c)  Measurement period started July 1, 2001.


Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             5.75%         none         none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)        5%          1%(c)        none


Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(e)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(f)                                %        %       %        %
Total                                            %        %       %        %
Fee waiver/expense reimbursement                 %        %       %        %
Net expenses                                     %        %       %        %

(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ________, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ____% for Class A; ____% for Class B; ____% for Class C and ____% for Class Y.


(e) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:


                         1 year       3 years      5 years      10 years
Class A(a)                 $            $            $            $
Class B                    $(b)         $(b)         $(b)         $(c)
Class C                    $            $            $            $
Class Y                    $            $            $            $

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                         1 year       3 years      5 years      10 years
Class A(a)                 $            $            $            $
Class B                    $            $            $            $(b)
Class C                    $            $            $            $
Class Y                    $            $            $            $

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


[AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class A, __% for Class B, ___% for Class C and ___% for Class Y]


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors. The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

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10p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Royce


Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 30 years. Charles M. Royce has been Royce's President and Chief Investment Officer since 1972. Jay S. Kaplan, Portfolio Manager, manages the portion of the Fund's portfolio managed by Royce. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.


GSAM

A team of seasoned small-cap value investors is responsible for managing GSAM's portion of the Fund. Portfolio managers are organized along industry lines and are responsible for conducting research in their particular area of expertise. While the team debates investment ideas and overall portfolio structure, the buy/sell decision resides with the portfolio manager responsible for the industry. Key professionals include.

Eileen Rominger, Managing Director and Chief Investment Officer, is a portfolio manager on the U.S. Value team where she oversees the portfolio construction and investment research for the firm's value accounts. Her prior experience spanned 18 years at Oppenheimer Capital, where she was a Managing Director and member of the Executive Committee. She was a senior portfolio manager for corporate pension fund and insurance company accounts, portfolio manager of Quest Value Fund since 1988, as well as a senior research analyst responsible for several industries. Eileen received an MBA from Wharton School of Business and a BA from Fairfield University.

Chip Otness, CFA and Managing Director, is a portfolio manager on the U.S. Value team, where he oversees the portfolio construction and investment research for the firm's Small Cap Value accounts. Chip brings to GSAM 30 years of fundamental-driven research and investment management experience, 20 years of that managing small cap funds. Chip started his career at JP Morgan where he spent 28 years. When he left JP Morgan he was Managing Director and ran J.P. Morgan's Small Cap Institutional group and was responsible for growing and managing $3.6 billion in assets. Chip received a BA in Economics from Harvard University.


Lisa Parisi, CFA and Managing Director, is a portfolio manager on the U.S. Value team, where she has broad research responsibilities across the value strategies. Previously, Lisa started a small-cap value strategy for John A Levin & Co. Lisa also developed a small-cap value product and co-managed a mid-cap value product at Valenzuela Capital, where she was a managing director. Lisa started her career working at Lazard Freres on the small-cap value team and has also worked at Royce Associates and Trust Company of the West. Lisa received a BBA from Adelphi University and an MBA in Finance from the Stern School of Business at New York University.


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J. Kelly Flynn, Vice President, is a portfolio manager for the U.S. Value team, where he has broad research responsibilities across the value strategies. Prior to joining GSAM Kelly spent three years at Lazard Asset Management where he was a portfolio manager for Small Cap/SMID Cap Value products. Before Lazard, Kelly was a small-cap value portfolio manager at 1838 Investment Advisors. Kelly has also spent time working for Edgewater Private Equity Fund as a research analyst and at First Boston in the mergers and acquisitions department. Kelly received a BA from Harvard in 1990 and an MBA from Wharton School of Business.


Dolores Bamford, CFA and Managing Director, is a portfolio manager for the U.S. Value team, where she has broad research responsibility across the value portfolios. Prior to her arrival at GSAM, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992. While at Putnam she was portfolio manager for a variety of funds including the Putnam Convertible Income-Growth Fund, the Global Resources Fund. Dolores received a BA from Wellesley College in 1988 and her MS from MIT Sloan School of Management.


Scott Carroll, CFA and Vice President, is a portfolio manager on the U.S. Value team, where he has broad research responsibilities across the value portfolios. Before joining GSAM, Scott spent over five years at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds. Prior to Van Kampen, Scott spent three years at Lincoln Capital Management as an equity analyst. Scott also spent two years as a Senior Auditor at Pittway Corporation. Scott received a BS in Accounting from Northern Illinois University in 1988, and an MBA from the University of Chicago Graduate School of Business.

David L. Berdon, Vice President, is a portfolio manager on the U.S. Value Investment team. David joined GSAM as a research analyst in March 2001. In October 2002, he became a portfolio manager and manages other value funds for GSAM. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Sililoquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.

Stacey Ann DeMatteis, Vice President, is a client portfolio manager on the U.S. Value Investment team, where she has client service and marketing responsibilities for the value portfolios. Stacey joined GSAM as a product marketing analyst in September 1993. In May 2000, she became a client portfolio manager on the Value Team and manages other value funds for GSAM. From December 1997 to April 2000, she was a Relationship Manager (client liaison) in broker-dealer sales.

Don Gervais, Vice President, is a client portfolio manager on the U.S. Value Investment team. Don joined GSAM in April 2003 as a portfolio manager. From September 1999 to March 2003 he was a U.S. equity client portfolio manager at JP Morgan Fleming. Prior to that, from December 1997 to September 1999 he was an analyst with Capital Guardian Trust.

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Edward Perkin, CFA and Vice President, is a portfolio manager on the U.S. Value team where he has broad research responsibilities across the value strategies. Before joining Goldman Sachs, Edward gained research experience from Fidelity Investments and Gabelli Asset Management while attending business school. Prior to that, Edward worked as a senior research analyst at Fiserv. Edward received a BA from the University of California, Santa Barbara and received his MBA from Columbia Business School and is a CFA charterholder. Edward joined the Value Team in June of 2002.

GSAM is located at 32 Old Slip, New York, New York. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is an affiliate of Goldman Sachs & Co.


Donald Smith

Donald Smith has practiced its value investment philosophy since inception with great success, and has never deviated from this style. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows them to conduct focused, detailed fundamental analysis of companies they invest in.

Donald G. Smith, Chief Investment Officer, has been with Donald Smith & Co., Inc. since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Don accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Don received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.


Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. He has been with Donald Smith since 1981. Richard began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Richard graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


Franklin Portfolio

John S. Cone, CFA, is Chief Executive Officer, President and Portfolio Manager. John received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. John has an extensive background in computer modeling and quantitative methods. John is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, John is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

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Michael F. Dunn, CFA, received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

Oliver E. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

Kristin J. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.


Langton (Tony) C. Garvin, CFA, is Senior Vice President and Portfolio Manager. Tony holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. Tony joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio, Tony was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Tony belongs to the Boston Security Analysts Society.

Franklin Portfolio is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial Corporation.


Barrow, Hanley

James S. McClure, CFA and Portfolio Manager, joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

John P. Harloe, CFA and Portfolio Manager, joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 28 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.


Barrow, Hanley is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies.


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14p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was _.__% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to each of the Subadvisers. Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. A discussion regarding the basis for the Board of Directors approving the Investment Management Services Agreement of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended May 31, 2005.


AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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15p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments, such as options and futures contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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16p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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17p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.


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18p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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19p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------

Corporate or LLC electing            The corporation
corporate status on  Form 8832

------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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20p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 **  $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES


You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.


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21p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


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22p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.


--------------------------------------------------------------------------------
23p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.


Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.


o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,


   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.


o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


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24p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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25p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


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26p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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27p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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28p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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29p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

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30p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

[insert financial highlights here from Accounting]

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31p   --   AXP PARTNERS SMALL CAP VALUE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852


Website address:


americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321

Ticker Symbol
Class A: ASVAX    Class B:ASVBX
Class C: APVCX    Class Y:--

(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6239-99 G (7/05)

                      AXP(R) Partners Small Cap Value Fund

                      Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                        Class I
Management fees(a)                                                       %
Distribution (12b-1) fees                                            0.00%
Other expenses(b)                                                        %
Total(c)                                                                 %
Fee waiver/expense reimbursement                                         %
Net expenses                                                             %


(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.

(b) Other expenses include an administrative services fee and other nonadvisory expenses.


(c) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until ______________ unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ___% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

              1 year          3 years         5 years         10 years
Class I         $               $               $               $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.


In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I




                                                              S-6239-79 G (7/05)

AXP(R) Partners
             Value
                Fund

AXP Partners Value Fund seeks to provide shareholders with long-term capital growth. Income is a secondary objective.

Prospectus


July 29, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         8p

Other Securities and
   Investment Strategies                  10p

Buying and Selling Shares                 10p

Valuing Fund Shares                       10p

Investment Options                        11p

Purchasing Shares                         13p

Transactions Through Third Parties        15p

Sales Charges                             16p

Exchanging/Selling Shares                 20p


Distributions and Taxes                   25p

Financial Highlights                      27p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreement will remain in place.


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2p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. Income is a secondary objective. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in securities of large, well established U.S. and multinational companies. American Express Financial Corporation (AEFC), serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadviser. AEFC has selected an independent asset manager, Lord, Abbett & Co. LLC (Lord Abbett) (the Subadviser), to subadvise the Fund.

Lord Abbett employs an active investment strategy that seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.

In selecting investments for the Fund, Lord Abbett:

o  Looks for stocks it believes represent the best bargains.

o Evaluates a company's operating environment, resources and strategic plans and assesses the company's prospects for exceeding earnings expectations.

o Determines how buying or selling securities changes the Fund's sensitivity to interest rates and economic conditions.

Lord Abbett generally sells a security when it thinks the security is no longer a bargain, seems less likely to benefit from the current market and economic environment, shows deteriorating financial characteristics or falls short of expectations.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund's assets would be invested in these securities primarily to hedge risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times, frequent securities trades could be made that could result in increased fees, expenses, and taxes.


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3p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk


The Subadviser purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


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4p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                               CLASS A PERFORMANCE
                            (based on calendar years)

                                                2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2005 was _____%.


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5p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)
                                                                                    Since
                                                                      1 year      inception
Partners Value:
  Class A
     Return before taxes                                               %           %(a)
     Return after taxes on distributions                               %           %(a)
     Return after taxes on distributions and sale of fund shares       %           %(a)
  Class B
     Return before taxes                                               %           %(a)
  Class C
     Return before taxes                                               %           %(a)
  Class Y
     Return before taxes                                               %           %(a)
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)                    %           %(b)
Lipper Large-Cap Value Funds Index                                     %           %(b)


(a) Inception date was June 18, 2001.

(b) Measurement period started July 1, 2001.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of the large capitalization value portion of the Russell 1000(R) Index. The Russell 1000(R) Value Index consists of companies with lower price-to-book ratios and lower forecasted growth values.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                    Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%      none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)     5%         1%(c)       none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(e)                                %        %       %        %
Total                                            %        %       %        %


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.__% for the most recent fiscal year.

(e) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.


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7p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:

                                  1 year     3 years     5 years     10 years
Class A(a)                          $          $           $           $
Class B                             $(b)       $(b)        $(b)        $(c)
Class C                             $          $           $           $
Class Y                             $          $           $           $


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                  1 year     3 years     5 years     10 years
Class A(a)                          $          $           $           $
Class B                             $          $           $           $(b)
Class C                             $          $           $           $
Class Y                             $          $           $           $


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors. The Subadviser manages the Fund's assets based upon its experience in managing a fund whose investment goals and strategies are substantially similar to those of the Fund.


Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Eli M. Salzmann and Sholom Dinsky head the team and are primarily and jointly responsible for the day-to-day management of the Fund. The other senior members of the team are Robert G. Morris, W. Thomas Hudson Jr. and Kenneth G. Fuller. Messrs. Salzmann, Dinsky, Morris and Hudson are Partners of Lord Abbett. Messrs. Salzmann and Dinsky joined Lord Abbett in 1997 and 2000 respectively. Messrs. Morris and Hudson have been with Lord Abbett since 1991 and 1982 respectively. Mr. Kenneth G. Fuller, Investment Manager - Large Cap Value, joined Lord Abbett in 2002 from Pioneer Investment Management, Inc. where he served as Portfolio Manager and Senior Vice President from 1999 to 2002.


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8p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey, subadvises the Fund's assets. Lord Abbett, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

AEFC

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was ___% of the Fund's average net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to the Subadviser. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. A discussion regarding the basis for the Board of Directors approving the Investment Management Services Agreement of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended May 31, 2005.

AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


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9p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, debt securities and foreign securities. Additionally, the Fund's assets may be invested in derivative instruments, such as options and futures contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


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10p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

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11p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B      Class C      Class Y
----------------- ------------- ------------ ------------ ---------------
Availability      Available     Available    Available    Limited to
                  to all        to all       to all       qualifying
                  investors.    investors.   investors.   institutional
                                                          investors.
----------------- ------------- ------------ ------------ ---------------
Initial Sales     Yes.          No. Entire   No. Entire   No. Entire
Charge            Payable at    purchase     purchase     purchase
                  time of       price is     price is     price is
                  purchase.     invested     invested     invested in
                  Lower sales   in shares    in shares    shares of the
                  charge for    of the       of the       Fund.
                  larger        Fund.        Fund.
                  investments.
----------------- ------------- ------------ ------------ ---------------
Deferred Sales    On            Maximum 5%   1% CDSC      None.
Charge            purchases     CDSC         applies if
                  over          during the   you sell
                  $1,000,000,   first year   your
                  1% CDSC       decreasing   shares
                  applies if    to 0%        less than
                  you sell      after six    one year
                  your shares   years.       after
                  less than                  purchase.
                  one year
                  after
                  purchase.
----------------- ------------- ------------ ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%  Yes.* 1.00%  Yes. 0.10%
and/or
Shareholder
Service Fee
----------------- ------------- ------------ ------------ ---------------
Conversion to     N/A           Yes,         No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- ------------ ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.


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12p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ -------------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ -------------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ -------------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the money into the trust)
------------------------------------ -------------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the account
                                     title)
------------------------------------ -------------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ -------------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ -------------------------------------------

Corporate or LLC electing            The corporation
corporate status on  Form 8832

------------------------------------ -------------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ -------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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14p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES


You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.


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15p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                               Sales charge* as percentage of:
Total market value               Public offering price**               Net amount invested

Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


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16p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.


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17p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.


Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.


o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,


   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.


o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.


o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


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18p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%


For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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19p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


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20p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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21p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.


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22p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

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23p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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24p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

--------------------------------------------------------------------------------
25p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
26p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

--------------------------------------------------------------------------------
27p   --   AXP PARTNERS VALUE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852


Website address:


americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10321


Ticker Symbol
Class A: AVLAX    Class B:AVFBX
Class C: AVUCX    Class I AUEIX
Class Y: --


(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6238-99 G (7/05)

                           AXP(R) Partners Value Fund

                   Supplement to the July 29, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                         Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                   none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                             Class I
Management fees(a)                                                           %
Distribution (12b-1) fees                                                0.00%
Other expenses(b)                                                            %
Total                                                                        %

(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the Fund's management fee by ___% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                                 1 year       3 years      5 years     10 years
Class I                            $            $            $            $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I



                                                              S-6238-79 G (7/05)

                          AXP(R) PARTNERS SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                     AXP(R) PARTNERS AGGRESSIVE GROWTH FUND

                     AXP(R) PARTNERS FUNDAMENTAL VALUE FUND

                           AXP(R) PARTNERS GROWTH FUND

                        AXP(R) PARTNERS SELECT VALUE FUND

                       AXP(R) PARTNERS SMALL CAP CORE FUND

                      AXP(R) PARTNERS SMALL CAP VALUE FUND

                           AXP(R) PARTNERS VALUE FUND

  (singularly and collectively where the context requires, referred to as the
                                      Fund)


                                  JULY 29, 2005


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Reports to shareholders (Annual Reports) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The Independent Registered Public Accounting Firm's Reports and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Reports are incorporated in this SAI by reference. No other portion of the Annual Reports, however, is incorporated by reference. The prospectuses for the Funds, dated the same date as this SAI, also are incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.     3

Fundamental Investment Policies                                      p.     4

Investment Strategies and Types of Investments                       p.     8

Information Regarding Risks and Investment Strategies                p.    11


Securities Transactions                                              p.    28


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.    31

Valuing Fund Shares                                                  p.    32


Portfolio Holdings Disclosure                                        p.    33


Proxy Voting                                                         p.    35

Investing in the Fund                                                p.    36


Selling Shares                                                       p.    39


Pay-out Plans                                                        p.    39


Capital Loss Carryover                                               p.    40


Taxes                                                                p.    40

Agreements                                                           p.    42

Organizational Information                                           p.    51

Board Members and Officers                                           p.    55


Control Persons and Principal Holders of Securities                  p.    62


Independent Registered Public Accounting Firm                        p.    62

Appendix: Description of Ratings                                     p.    63


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.


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2   --   AXP PARTNERS SERIES, INC.

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                    Market price           Shares
investment                                  of a share           acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS SERIES, INC.

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:

   AXP Partners Aggressive Growth Fund (Partners Aggressive Growth)

   AXP Partners Fundamental Value Fund (Partners Fundamental Value)

   AXP Partners Growth Fund (Partners Growth)

   AXP Partners Select Value Fund (Partners Select Value)

   AXP Partners Small Cap Core Fund (Partners Small Cap Core)

   AXP Partners Small Cap Value Fund (Partners Small Cap Value)

   AXP Partners Value Fund (Partners Value)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Partners Aggressive Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


o Purchase more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.


o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Lend Fund securities in excess of 30% of its net assets. The Fund has no current intention to lend to a material extent.

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4   --   AXP PARTNERS SERIES, INC.

Partners Fundamental Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Partners Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Lend Fund securities in excess of 30% of its net assets. The Fund has no current intention to lend to a material extent.

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5   --   AXP PARTNERS SERIES, INC.

Partners Select Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Partners Small Cap Core

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

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6   --   AXP PARTNERS SERIES, INC.

Partners Small Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Partners Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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7   --   AXP PARTNERS SERIES, INC.

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

                                                                                  Allowable for the Fund?
                                                       Partners    Partners              Partners  Partners    Partners
                                                      Aggressive  Fundamental Partners    Select   Small Cap   Small Cap Partners
Investment strategies and types of investments          Growth       Value     Growth      Value     Core        Value     Value
Agency and Government Securities                          yes         yes        yes        yes       yes         yes       yes
Borrowing                                                 yes         yes        yes        yes       yes         yes       yes
Cash/Money Market Instruments                             yes         yes        yes        yes       yes         yes       yes
Collateralized Bond Obligations                           yes         yes        yes        no        no          no        yes
Commercial Paper                                          yes         yes        yes        yes       yes         yes       yes
Common Stock                                              yes         yes        yes        yes       yes         yes       yes
Convertible Securities                                    yes         yes        yes        yes       yes         yes       yes
Corporate Bonds                                           yes         yes        yes        yes       yes         yes       yes
Debt Obligations                                          yes         yes        yes        yes       yes         yes       yes
Depositary Receipts                                       yes         yes        yes        yes       yes         yes       yes
Derivative Instruments (including options and futures)    yes         yes        yes        yes       yes         yes       yes
Exchange-Traded Funds                                     yes         yes        yes        yes       yes         yes       yes
Foreign Currency Transactions                             yes         yes        yes        yes       yes         yes       yes
Foreign Securities                                        yes         yes        yes        yes       yes         yes       yes

Funding Agreements                                        yes         yes        yes        yes       yes         yes       yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)       yes         yes        yes        yes       yes         yes       yes

Illiquid and Restricted Securities                        yes         yes        yes        yes       yes         yes       yes
Indexed Securities                                        yes         yes        yes        yes       yes         yes       yes
Inflation Protected Securities                            yes         yes        yes        yes       yes         yes       yes
Inverse Floaters                                          no          no         no         no        no          no        no
Investment Companies                                      yes         yes        yes        yes       yes         yes       yes
Lending of Portfolio Securities                           yes         yes        yes        yes       yes         yes       yes
Loan Participations                                       yes         yes        yes        yes       yes         yes       yes
Mortgage- and Asset-Backed Securities                     yes         yes        yes        yes       yes         yes       no
Mortgage Dollar Rolls                                     no          no         no         no        no          no        no
Municipal Obligations                                     yes         yes        yes        yes       yes         yes       yes
Preferred Stock                                           yes         yes        yes        yes       yes         yes       yes
Real Estate Investment Trusts                             yes         yes        yes        yes       yes         yes       yes
Repurchase Agreements                                     yes         yes        yes        yes       yes         yes       yes
Reverse Repurchase Agreements                             yes         yes        yes        yes       yes         yes       yes
Short Sales                                               no          no         no         no        no          no        no
Sovereign Debt                                            yes         yes        yes        no        no          no        yes
Structured Products                                       yes         yes        yes        yes       yes         yes       yes
Swap Agreements                                           no          no         no         no        no          no        no
Variable- or Floating-Rate Securities                     yes         yes        yes        yes       yes         yes       yes
Warrants                                                  yes         yes        yes        yes       yes         yes       yes
When-Issued Securities and Forward Commitments            yes         yes        yes        yes       yes         yes       yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes         yes        yes        yes       yes         yes       yes

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8   --   AXP PARTNERS SERIES, INC.

The following are guidelines that may be changed by the board at any time:

Partners Aggressive Growth

o The Fund will not invest more than 10% of its net assets in bonds below investment grade.

o  The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o  The Fund will not invest in a company to control or manage it.

Partners Fundamental Value

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any borrowing remains outstanding.

Partners Growth

o The Fund will not invest more than 10% of its net assets in bonds below investment grade.

o  The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o  The Fund will not invest in a company to control or manage it.

Partners Select Value

o The Fund will normally purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least "BBB" by Standard & Poor's (S&P) or, in the case of unrated securities, judged by the Subadviser to be of comparable quality. The Fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of "B" and provided also that the total investment in such securities remains below 15% of the Fund's assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.

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Partners Small Cap Core

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.

Partners Small Cap Value


o Purchase more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any bank borrowing remains outstanding.

Partners Value

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

o No more than 10% of the Fund's net assets will be held in debt securities rated BB/Ba or lower.

o The Fund will not invest more than 25% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.

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Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk


The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk


Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.


Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

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Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk


Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

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Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

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Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations


Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.


The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

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In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

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When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

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Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

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Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.
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Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.


Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

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In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

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Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

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The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls


Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

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24   --   AXP PARTNERS SERIES, INC.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements


In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

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25   --   AXP PARTNERS SERIES, INC.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


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26   --   AXP PARTNERS SERIES, INC.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

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27   --   AXP PARTNERS SERIES, INC.

Securities Transactions


Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager (or by any Fund subadviser to any other client of such subadviser).

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

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28   --   AXP PARTNERS SERIES, INC.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid total brokerage commissions as follows. Substantially all firms through whom transactions were executed provide research services.


Fund                                                             May 31, 2005          May 31, 2004         May 31, 2003
Partners Aggressive Growth                                         $________            $   72,985          $    8,489(a)
Partners Fundamental Value                                                                 162,856             205,143
Partners Growth                                                                             46,313               7,136(a)
Partners Select Value                                                                      539,192             532,619
Partners Small Cap Core                                                                    846,218             273,634
Partners Small Cap Value                                                                 3,185,306           2,505,457
Partners Value                                                                             389,539             629,329

(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

In fiscal year 2005, transactions on which commissions were imputed or paid, were specifically directed to firms in exchange for research services as follows:

Fund                                                                                Transaction amounts      Commissions
Partners Aggressive Growth                                                              $________              $______
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value

[No transactions were directed to brokers because of research services they provided to the Fund] [except for the affiliates as noted below.]

[As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]


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29   --   AXP PARTNERS SERIES, INC.

As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Aggressive Growth                                                                                   $

Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Fundamental Value                                                                                   $

Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Growth                                                                                              $

Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Select Value                                                                                        $

Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Small Cap Core                                                                                      $

Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Small Cap Value                                                                                     $

Fund                                Name of issuer                                 Value of securities owned at end of fiscal year
Partners Value                                                                                               $


The portfolio turnover rates in the two most recent fiscal periods were as follows:


Fund                                                                                     May 31, 2005     May 31, 2004
Partners Aggressive Growth                                                                      %              189%
Partners Fundamental Value                                                                                       5
Partners Growth                                                                                                 66
Partners Select Value                                                                                           15
Partners Small Cap Core                                                                                        139
Partners Small Cap Value                                                                                        97
Partners Value                                                                                                  34

[Higher turnover rates may result in higher brokerage expenses and taxes.] The variation in turnover rates for ____ can be attributed to:


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30   --   AXP PARTNERS SERIES, INC.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

[No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years for _______________, _____________,
________________ and ____________________ Funds.]

[Information about brokerage commissions paid by ___________ Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:


As of the end of fiscal year                                       2005                            2004             2003
                                                                                Percent of
                                                                             aggregate dollar
                                                                                 amount of
                                             Aggregate dollar   Percent of     transactions  Aggregate dollar Aggregate dollar
                                                 amount of       aggregate       involving       amount of        amount of
                                 Nature of      commissions      brokerage      payment of      commissions      commissions
Fund           Broker           affiliation   paid to broker    commissions     commissions   paid to broker   paid to broker
Partners    JP Morgan Chase         (1)         $______*           ____%           ____%            $103             $50(a)
Aggressive
Growth

Partners    Raymond James Financial (2)                                                               15
Growth

Partners    Gabelli & Co.           (3)                                                          464,895         264,461
Select
Value

Partners    Goldman Sachs           (4)                                                           46,047              --
Small Cap
Value       Janney Montgomery Scott (5)                                                            5,130

            M. J. Whitman           (6)                                                          425,573         286,906


* Represents brokerage clearing fees.

(1) Affiliate of American Century Investment Management, Inc.

(2) Affiliate of Eagle Asset Management, Inc.

(3) Affiliate of GAMCO Investors Inc.

(4) Affiliate of Goldman Sachs Asset Management L.P.


(5) A former affiliate of Royce & Associates LLC.


(6) Affiliate of Third Avenue Management LLC.

(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

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31   --   AXP PARTNERS SERIES, INC.

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


Partners Aggressive Growth
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals                     $
Class B
Class C
Class I
Class Y

Partners Fundamental Value
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals                     $
Class B
Class C
Class I
Class Y

Partners Growth
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals                     $
Class B
Class C
Class I
Class Y

Partners Select Value
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals
Class B
Class C
Class I
Class Y

Partners Small Cap Core
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals
Class B
Class C
Class I
Class Y

Partners Small Cap Value
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals                     $
Class B
Class C
Class I
Class Y

Partners Value
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                           $        divided by                                  equals                     $
Class B
Class C
Class I
Class Y


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32   --   AXP PARTNERS SERIES, INC.

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.


Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


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33   --   AXP PARTNERS SERIES, INC.

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation entities identified by name in the Fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.


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34   --   AXP PARTNERS SERIES, INC.

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.


o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.


Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel (or the investment personnel of the Fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:


o  On the website accessible through www.americanexpress.com/funds

o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

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35   --   AXP PARTNERS SERIES, INC.

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y, there is no initial sales charge so the public offering price is the same as the NAV.

Class A -- Calculation of the Sales Charge

Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined as follows. The sales charge is paid to the Distributor by the person buying the shares.


Fund                  Net asset value of one share     Divided by (1.00 - 0.0575) for a sales charge      Public offering price
Partners Aggressive Growth         $                                   divided by 0.9425              =              $
Partners Fundamental Value                                             divided by 0.9425              =
Partners Growth                                                        divided by 0.9425              =
Partners Select Value                                                  divided by 0.9425              =
Partners Small Cap Core                                                divided by 0.9425              =
Partners Small Cap Value                                               divided by 0.9425              =
Partners Value                                                         divided by 0.9425              =


Sales charges are determined as follows:

                                                                            Sales charge* as a percentage of:
Total market value                                          Public offering price**                    Net amount invested

Up to $49,999                                                         5.75%                                       6.10%
$50,000-$99,999                                                       4.75                                        4.99
$100,000-$249,999                                                     3.50                                        3.63
$250,000-$499,999                                                     2.50                                        2.56
$500,000-$999,999                                                     2.00                                        2.04
$1,000,000 or more                                                    0.00                                        0.00


 * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

**  Offering price includes the sales charge.

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:


Deferred Sales Charge

                                                                                 Number of participants
Total plan assets                                                    1-99                                  100 or more
Less than $1 million                                                  4%                                       0%
$1 million or more                                                    0%                                       0%

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36   --   AXP PARTNERS SERIES, INC.

Class A -- Reducing the Sales Charge


For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


Class A -- Letter of Intent (LOI)


If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000.

Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Right of Accumulation or the total value of the new investment combined with the market value of the existing American Express mutual fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; does not include reinvested dividends and directed dividends earned in any American Express mutual funds; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class B Shares

Class B shares have a contingent deferred sales charge (CDSC) for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.


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37   --   AXP PARTNERS SERIES, INC.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.


A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.


o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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38   --   AXP PARTNERS SERIES, INC.

Selling Shares
You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

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39   --   AXP PARTNERS SERIES, INC.

Capital Loss Carryover

For federal income tax purposes, each Fund had total capital loss carryovers at the end of the most recent fiscal year as follows:


Fund                                           Total capital loss carryovers
Partners _________________                               $________
Partners _________________


If not offset by subsequent capital gains, capital loss carryovers will expire as follows:


Fund                             20__       20__        20__        20__
Partners _________________      $______   $_______    $_______    $_______
Partners _________________


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, the net investment income dividends, if paid, which qualified for the corporate deduction were as follows:


                                                 Qualifying portion of
Fund                                        net investment income dividends
Partners Aggressive Growth                                 %
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value


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40   --   AXP PARTNERS SERIES, INC.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). For the most recent fiscal year, the QDI for individuals was as follows:


Fund                                               QDI for individuals
Partners Aggressive Growth                                  %
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

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41   --   AXP PARTNERS SERIES, INC.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

                                                                    Annual rate at each asset level
Assets (billions)                           Partners         Partners                           Partners
                                           Aggressive       Fundamental        Partners          Select           Partners
                                             Growth            Value            Growth            Value             Value
First $0.5                                    0.890%           0.730%            0.780%           0.780%            0.730%
Next   0.5                                    0.865            0.705             0.780            0.755             0.705
Next   1.0                                    0.840            0.680             0.755            0.730             0.680
Next   1.0                                    0.815            0.655             0.730            0.705             0.655
Next   3.0                                    0.790            0.630             0.705            0.680             0.630
Over   6.0                                    0.765            0.600             0.680            0.650             0.600

                                                                                               Annual rate at each asset level
Assets (billions)                                                                               Partners          Partners
                                                                                                Small Cap         Small Cap
                                                                                                  Core              Value
First  $0.25                                                                                      0.970%            0.970%
Next    0.25                                                                                      0.945             0.945
Next    0.25                                                                                      0.920             0.920
Next    0.25                                                                                      0.895             0.895
Over    1.00                                                                                      0.870             0.870

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to the following percentage on an annual basis.
The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Fund                                                              Daily rate
Partners Aggressive Growth                                             %
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value


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42   --   AXP PARTNERS SERIES, INC.

Before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Indexes (individually "Index") presented in the table below. If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Index. The Lipper Indexes are as follows:


The Lipper Indexes are as follows:

Fund                                Lipper Index
Partners Aggressive Growth          Lipper Mid-Cap Growth Funds Index
Partners Fundamental Value          Lipper Large-Cap Value Funds Index
Partners Growth                     Lipper Large-Cap Growth Funds Index
Partners Select Value               Lipper Multi-Cap Value Funds Index
Partners Small Cap Core             Lipper Small-Cap Core Funds Index
Partners Small Cap Value            Lipper Small-Cap Value Funds Index
Partners Value                      Lipper Large-Cap Value Funds Index

The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places is determined in accordance with the following table:

Performance
difference        Adjustment rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more     12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.

The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

For the most recent fiscal year, the adjustment changed the fee as follows:


Fund                                Adjustment increased/(decreased) fee by
Partners Aggressive Growth                       $___________
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value


The management fee is paid monthly. Under the agreement, the total amount paid for the following fiscal periods was as follows:


Fund                                                                   2005                2004                 2003

Partners Aggressive Growth                                           $_______           $  117,564          $    3,774(a)
Partners Fundamental Value                                                               3,377,169           2,055,809
Partners Growth                                                                             79,513               3,368(a)
Partners Select Value                                                                    2,995,527           1,268,532
Partners Small Cap Core                                                                  1,108,923             375,456
Partners Small Cap Value                                                                 7,749,795           5,539,260
Partners Value                                                                           2,926,194           1,925,005

(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.


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43   --   AXP PARTNERS SERIES, INC.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC, paid by each Fund for the following fiscal periods were as follows:


Fund                                                                   2005                2004                 2003
Partners Aggressive Growth                                           $_______            $ 18,117            $   1,282(a)
Partners Fundamental Value                                                                210,468              (38,629)
Partners Growth                                                                            24,370                  489(a)
Partners Select Value                                                                     283,570              (42,902)
Partners Small Cap Core                                                                   (76,600)             (50,972)
Partners Small Cap Value                                                                  675,289             (136,624)
Partners Value                                                                            202,871               42,263


(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.


SUBADVISORY AGREEMENTS


Partners Aggressive Growth

The assets of the Fund are managed by two Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


American Century: American Century Investment Management, Inc., (American Century) located at 4500 Main Street, Kansas City, Missouri, subadvises a portion of the Fund's assets. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to .50% on the first $100 million, reducing to .38% as assets increase. The total amount paid for Partners Aggressive Growth to American Century was $____________ for fiscal year 2005, $32,431 for fiscal year 2004 and $1,218 for fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Turner: Turner Investment Partners, Inc. (Turner) located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, subadvises a portion of the Fund's assets. Turner, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information pursuant to its Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to .55% on the first $100 million, reducing to .38% as assets increase. The total amount paid for Partners Aggressive Growth to Turner was $____________ for fiscal year 2005, $36,468 for fiscal year 2004 and $1,359 for fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.


Partners Fundamental Value

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

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44   --   AXP PARTNERS SERIES, INC.

AEFC allocates the assets of the Fund to the Subadviser. The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. The Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Davis Advisors: Davis Advisors, located at 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85706, subadvises the Fund's assets. Davis Advisors, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.45% on the first $100 million, reducing to 0.35% as assets increase. The total amount paid for Partners Fundamental Value to Davis Advisors was $____________ for fiscal year 2005, $1,946,906 for fiscal year 2004 and $1,156,584 for fiscal year 2003.


Partners Growth

The assets of the Fund are managed by two Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Goldman Sachs: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, New York, New York 10005, subadvises a portion of the Fund's assets. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. GSAM is an affiliate of Goldman Sachs & Co. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.50% on the first $50 million, reducing to 0.30% as assets increase. The total amount paid for Partners Growth to GSAM was $____________ for fiscal year 2005, $28,129 for fiscal year 2004 and $1,205 for fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, subadvises a portion of the Fund's assets. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.50% on the first $50 million and 0.40% on assets over $50 million. Beginning on July 1, 2006, under the Subadvisory Agreement, AEFC is subject to a minimum annual fee of $350,000, payable to Wellington Management. The total amount paid for Partners Growth to Wellington Management was $___ for fiscal period from April 2005 to May 31, 2005.

Former Subadviser:

Eagle: Eagle Asset Management, Inc. a subsidiary of Raymond James Financial, Inc. (Eagle) subadvised a portion of the Fund's assets from fund inception until April 2005. The total amount paid for Partners Growth to Eagle was $____________ for fiscal period from June 1, 2004 to April __, 2005, $28,655 for fiscal year 2004 and $1,249 for fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.


Partners Select Value

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

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45   --   AXP PARTNERS SERIES, INC.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Gabelli: GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Select Value Fund, AXP VP - Partners Select Value Fund and AXP Progressive Fund that are subject to the Subadviser's investment discretion, is equal to 0.40% on the first $500 million, reducing to 0.30% as assets increase. The total amount paid for Partners Select Value to GAMCO Investors, Inc. was $__________ for fiscal year 2005, $1,642,235 for fiscal year 2004 and $626,588 for fiscal year 2003.


Partners Small Cap Core

The assets of the Fund are managed by three Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


American Century: American Century Investment Management, Inc., (American Century) located at 4500 Main Street, Kansas City, Missouri, subadvises a portion of the Fund's assets. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Core Fund, AXP Discovery Fund and AXP Variable Portfolio - Partners Small Cap Core Fund that are subject to the Subadviser's investment discretion, is equal to 0.65% on the first $25 million, reducing to 0.55% as assets increase. The total amount paid for Partners Small Cap Core to American Century was $__________ for fiscal year 2005, and $90,891 for fiscal period from Dec. 22, 2003 to May 31, 2004.

Lord Abbett: Lord, Abbett and Co. LLC, located at 90 Hudson Street, Jersey City, New Jersey, subadvises a portion of the Fund's assets. Lord Abbett, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Core Fund, AXP Discovery Fund and AXP Variable Portfolio - Partners Small Cap Core Fund that are subject to the Subadviser's investment discretion, is equal to 0.65% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for Partners Small Cap Core to Lord, Abbett and Co. LLC was $____________ for fiscal year 2005, and $93,666 for fiscal period from Dec. 22, 2003 to May 31, 2004.


Wellington Management: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts, subadvises a portion of the Fund's assets. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.60%, subject to possible adjustment under the terms of a performance incentive adjustment between AEFC and Wellington Management. The Investment Subadvisory Agreement with Wellington Management provides for a performance incentive adjustment to Wellington Management's monthly subadvisory fee. The adjustment for Wellington Management is based on the performance of both that portion of the Fund allocated to Wellington Management and the Russell 2000(R) Index (Index). The performance of the Fund and the Index will be calculated using the same method as described above for the performance incentive adjustment paid to AEFC under the terms of the Investment Management Services Agreement. To help assure that incentive adjustments are attributable to

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46   --   AXP PARTNERS SERIES, INC.

Wellington Management's management rather than random fluctuations, upward adjustments to Wellington Management's fee will be made only if its performance exceeds a threshold percentage above the performance of the Index, and downward adjustments will be made if Wellington Management's performance falls below the threshold percentage. The performance incentive adjustment will be phased in over a three-year period. Thereafter, the maximum increase or decrease will be 0.10% of the average daily net assets allocated to Wellington Management. The first adjustment covered the 12-month period ending April 1, 2003. The comparison period will increase by one month each month until it reaches 36 months. Thereafter, the 36-month comparison period will roll over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed. The total amount paid for Partners Small Cap Core to Wellington Management was $____________ for fiscal year 2005, $339,459 for fiscal year 2004 and $99,787 for fiscal year 2003.

Former Subadviser: Pilgrim Baxter & Associates, Ltd. subadvised a portion of the Fund's assets from fund inception to December 2003. The total amount paid for Partners Small Cap Core to Pilgrim Baxter & Associates, Ltd. was $98,829 for fiscal year 2003.


Partners Small Cap Value

The assets of the Fund are managed by five Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


GSAM: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, New York, New York, subadvises a portion of the Fund's assets. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is an affiliate of Goldman, Sachs & Co. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for Partners Small Cap Value to GSAM was $____________ for fiscal year 2005, and $883,316 for fiscal period from Aug. 11, 2003 to May 31, 2004.

Royce: Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises a portion of the Fund's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.80% on the first $100 million, reducing to 0.60% as assets increase. The total amount paid for Partners Small Cap Value to Royce was $____________ for fiscal year 2005, $3,103,451 for fiscal year 2004 and $2,373,829 for fiscal year 2003.

Franklin Portfolio: Franklin Portfolio Associates LLC (Franklin Portfolio), located at One Boston Place, 29th Floor, Boston, Massachusetts, subadvises a portion of the Fund's assets. Franklin Portfolio, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial Corporation, located at One Mellon Center, Pittsburgh, Pennsylvania. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $100 million reducing to 0.55% as assets increase. The total amount paid for Partners Small Cap Value to Franklin Portfolio was $____________ for fiscal year 2005, and $134,324 for fiscal period from March 15, 2004 to May 31, 2004.


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47   --   AXP PARTNERS SERIES, INC.

Barrow, Hanley: Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas, subadvises a portion of the Fund's assets. Barrow, Hanley, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 1.00% on the first $10 million reducing to 0.30% as assets increase. The total amount paid for Partners Small Cap Value to Barrow, Hanley was $____________ for fiscal year 2005, and $126,801 for fiscal period from March 15, 2004 to May 31, 2004.

Donald Smith: Donald Smith & Co., Inc. (Donald Smith), located at 152 West 57th Street, 22nd Floor, New York, New York, subadvises a portion of the Fund's assets. Donald Smith, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of the AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $175 million reducing to 0.55% as assets increase. The total amount paid for Partners Small Cap Value to Donald Smith was $____________ for fiscal year 2005, and $130,862 for fiscal period from March 15, 2004 to May 31, 2004.

Former Subadvisers: National City Investment Co. subadvised a portion of the Fund's assets from Aug. 1, 2002 to Aug. 10, 2003. The total amount paid for Partners Small Cap Value to National City Investment Co. was $124,993 for fiscal year 2003. Third Avenue Management LLC subadvised a portion of the Fund's assets from fund inception to March 2004. The total amount paid for Partners Small Cap Value to Third Avenue Management LLC was $1,087,918 for fiscal year 2004 and $947,437 for fiscal year 2003.


Partners Value

The assets of the Fund are managed by a Subadviser selected by AEFC, subject to the review and approval of the board. AEFC recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and AEFC does not expect to make frequent changes of subadvisers.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. The Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Lord Abbett: Lord, Abbett and Co. LLC, located at 90 Hudson Street, Jersey City, New Jersey, subadvises the Fund's assets. Lord Abbett, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.35% on the first $200 million, reducing to 0.25% as assets increase. The total amount paid for Partners Value to Lord, Abbett and Co. LLC was $____________ for fiscal year 2005, $1,251,762 for fiscal year 2004 and $878,954 for fiscal year 2003.

Portfolio Managers

The Portfolio Managers of the Fund are _______________. They are the persons primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed

Potential Conflicts of Interest

Structure of Compensation

Ownership of Fund Shares

(Information for this section to be provided later)


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48   --   AXP PARTNERS SERIES, INC.

ADMINISTRATIVE SERVICES AGREEMENT

Each Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

                                                                    Annual rate at each asset level
                                             Partners         Partners                           Partners
                                            Aggressive       Fundamental        Partners          Select           Partners
Assets (billions)                             Growth            Value            Growth            Value             Value
First $0.50                                   0.060%            0.060%           0.060%            0.060%            0.060%
Next   0.50                                   0.055             0.055            0.060             0.055             0.055
Next   1.00                                   0.050             0.050            0.055             0.050             0.050
Next   1.00                                   0.045             0.045            0.050             0.045             0.045
Next   3.00                                   0.040             0.040            0.045             0.040             0.040
Over   6.00                                   0.035             0.035            0.040             0.035             0.035

                                                                                               Annual rate at each asset level
                                                                                                 Partners          Partners
                                                                                                 Small Cap         Small Cap
Assets (billions)                                                                                  Core              Value
First  $0.25                                                                                       0.080%            0.080%
Next    0.25                                                                                       0.075             0.075
Next    0.25                                                                                       0.070             0.070
Next    0.25                                                                                       0.065             0.065
Over    1.00                                                                                       0.060             0.060

On the last day of the most recent fiscal year, the daily rate applied to each of the Fund's net assets was equal to the following percent on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Fund                                                     Daily rate
Partners Aggressive Growth                                    %
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value

The following fees were paid under the agreement for the three most recent fiscal periods.


Fund                                                                              2005             2004              2003
Partners Aggressive Growth                                                       $_____          $  7,449         $    254(a)
Partners Fundamental Value                                                                        271,928          168,023
Partners Growth                                                                                     6,428              259(a)
Partners Select Value                                                                             240,301           94,457
Partners Small Cap Core                                                                            88,061           32,020
Partners Small Cap Value                                                                          676,121          470,468
Partners Value                                                                                    228,212          161,752


(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

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49   --   AXP PARTNERS SERIES, INC.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year, for Class I is $1.00 per year and for Class Y is $17.50 per year.

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges and the amount retained after paying commissions to personal financial advisors, and other expenses were as follows:


                                        2005                               2004                               2003
                                  Sales        Amount                Sales        Amount                Sales        Amount
                                 charges     retained by            charges     retained by            charges     retained by
Fund                            collected  the Distributor         collected  the Distributor         collected  the Distributor
Partners Aggressive Growth      $_______       $_______          $  131,508     $   50,690          $    2,319(a)   $ 19,790(a)
Partners Fundamental Value                                        2,069,259        633,428           1,337,752       251,037
Partners Growth                                                      87,619         18,759               5,351(a)    (18,864)(a)
Partners Select Value                                             2,473,422        668,150           1,230,319        56,873
Partners Small Cap Core                                             687,100        199,371             317,549         9,860
Partners Small Cap Value                                          3,415,712      1,093,404           2,827,168       579,029
Partners Value                                                    1,098,734        257,673             980,177       138,732

(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

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50   --   AXP PARTNERS SERIES, INC.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, each Fund paid the following fees:


                                                                                       Class of shares
Fund                                                                   Class A             Class B              Class C
Partners Aggressive Growth                                           $_________           $________           $_________
Partners Fundamental Value
Partners Growth
Partners Select Value
Partners Small Cap Core
Partners Small Cap Value
Partners Value


The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

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51   --   AXP PARTNERS SERIES, INC.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                            Date of              Form of     State of      Fiscal
Fund                                                     organization         organization organization   year end    Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86   Business Trust(2)       MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                       No

AXP(R) Dimensions Series, Inc.                         2/20/68, 6/13/86(1)   Corporation       NV/MN        7/31
   AXP(R) New Dimensions Fund                                                                                             Yes

AXP(R) Discovery Series, Inc.                          4/29/81, 6/13/86(1)   Corporation       NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                  Yes
   AXP(R) Discovery Fund                                                                                                  Yes
   AXP(R) Income Opportunities Fund                                                                                       Yes
   AXP(R) Inflation Protected Securities Fund                                                                              No
   AXP(R) Limited Duration Bond Fund                                                                                      Yes

AXP(R) Equity Series, Inc.                             3/18/57, 6/13/86(1)   Corporation       NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                              Yes

AXP(R) Fixed Income Series, Inc.                       6/27/74, 6/31/86(1)   Corporation       NV/MN        8/31
   AXP(R) Diversified Bond Fund(3)                                                                                        Yes


AXP(R) Global Series, Inc.                                     10/28/88      Corporation          MN       10/31
   AXP(R) Global Bond Fund                                                                                                 No
   AXP(R) Global Technology Fund                                                                                           No
   AXP(R) Threadneedle Emerging Markets Fund(6)                                                                           Yes
   AXP(R) Threadneedle Global Balanced Fund(6)                                                                            Yes
   AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                          Yes


AXP(R) Government Income Series, Inc.                           3/12/85      Corporation          MN        5/31
   AXP(R) Short Duration U.S. Government Fund(3)                                                                          Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                   Yes

AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)   Corporation       NV/MN        7/31
   AXP(R) Growth Fund                                                                                                     Yes
   AXP(R) Large Cap Equity Fund                                                                                           Yes
   AXP(R) Large Cap Value Fund                                                                                            Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                              Yes

AXP(R) High Yield Income Series, Inc.                           8/17/83      Corporation          MN        5/31
   AXP(R) High Yield Bond Fund(3)                                                                                         Yes

AXP(R) High Yield Tax-Exempt Series, Inc.             12/21/78, 6/13/86(1)   Corporation       NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                      Yes

AXP(R) Income Series, Inc.                             2/10/45, 6/13/86(1)   Corporation       NV/MN        5/31
   AXP(R) Selective Fund                                                                                                  Yes


AXP(R) International Series, Inc.                               7/18/84      Corporation          MN       10/31
   AXP(R) Threadneedle European Equity Fund(6)                                                                            Yes
   AXP(R) Threadneedle International Fund(6)                                                                              Yes


AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)   Corporation       NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                  Yes
   AXP(R) Mid Cap Value Fund                                                                                              Yes
   AXP(R) Mutual                                                                                                          Yes

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52   --   AXP PARTNERS SERIES, INC.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                            Date of              Form of     State of      Fiscal
Fund                                                     organization         organization organization   year end    Diversified
AXP(R) Managed Series, Inc.                                     10/9/84      Corporation          MN        9/30
   AXP(R) Managed Allocation Fund                                                                                         Yes

AXP(R) Market Advantage Series, Inc.                            8/25/89      Corporation          MN        1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                              No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                     No
   AXP(R) Portfolio Builder Moderate Fund                                                                                  No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                       No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                No
   AXP(R) Portfolio Builder Total Equity Fund                                                                              No

   AXP(R) S&P 500 Index Fund                                                                                              Yes

   AXP(R) Small Company Index Fund                                                                                        Yes

AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)   Corporation       NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                            Yes

AXP(R) Partners Series, Inc.                                    3/20/01      Corporation          MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                 Yes
   AXP(R) Partners Fundamental Value Fund                                                                                 Yes
   AXP(R) Partners Growth Fund                                                                                            Yes
   AXP(R) Partners Select Value Fund                                                                                      Yes
   AXP(R) Partners Small Cap Core Fund                                                                                    Yes
   AXP(R) Partners Small Cap Value Fund                                                                                   Yes
   AXP(R) Partners Value Fund                                                                                             Yes

AXP(R) Partners International Series, Inc.                       5/9/01      Corporation          MN       10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                   Yes
   AXP(R) Partners International Core Fund                                                                                Yes
   AXP(R) Partners International Select Value Fund                                                                        Yes
   AXP(R) Partners International Small Cap Fund                                                                           Yes

AXP(R) Sector Series, Inc.                                      3/25/88      Corporation          MN        6/30
   AXP(R) Dividend Opportunity Fund(5)                                                                                    Yes
   AXP(R) Real Estate Fund                                                                                                 No

AXP(R) Selected Series, Inc.                                    10/5/84      Corporation          MN        3/31
   AXP(R) Precious Metals Fund                                                                                             No

AXP(R) Special Tax-Exempt Series Trust                           4/7/86   Business Trust(2)       MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                         Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                    No
   AXP(R) Michigan Tax-Exempt Fund                                                                                         No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                        No
   AXP(R) New York Tax-Exempt Fund                                                                                         No
   AXP(R) Ohio Tax-Exempt Fund                                                                                             No

AXP(R) Stock Series, Inc.                              2/10/45, 6/13/86(1)   Corporation       NV/MN        9/30
   AXP(R) Stock Fund                                                                                                      Yes

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53   --   AXP PARTNERS SERIES, INC.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                            Date of              Form of     State of      Fiscal
Fund                                                     organization         organization organization   year end    Diversified
AXP(R) Strategy Series, Inc.                                    1/24/84      Corporation          MN        3/31
   AXP(R) Equity Value Fund                                                                                               Yes
   AXP(R) Partners Small Cap Growth Fund                                                                                  Yes
   AXP(R) Small Cap Advantage Fund                                                                                        Yes
   AXP(R) Strategy Aggressive Fund                                                                                        Yes

AXP(R) Tax-Exempt Series, Inc.                         9/30/76, 6/13/86(1)   Corporation       NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                    Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                            Yes

AXP(R) Tax-Free Money Series, Inc.                     2/29/80, 6/13/86(1)   Corporation       NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                             Yes

(1) Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.


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54   --   AXP PARTNERS SERIES, INC.

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name, address, age              Position held with   Principal occupation     Other directorships      Committee memberships
                                Fund and length of   during past five years
                                service
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Arne H. Carlson                 Board member         Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.           since 1999           Corporation (provides                             Contracts, Executive,
Minneapolis, MN 55402                                administrative                                    Investment Review,
Age 70                                               services to boards).                              Board Effectiveness
                                                     Former Governor
                                                     of Minnesota
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Philip J. Carroll, Jr.          Board member         Retired Chairman and     Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.           since 2002           CEO, Fluor Corporation   Vulcan Materials         Executive,
Minneapolis, MN 55402                                (engineering and         Company, Inc.            Investment Review
Age 67                                               construction) since      (construction
                                                     1998                     materials/chemicals)
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Livio D. DeSimone               Board member         Retired Chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East          since 2001           Board and Chief          (commodity merchants     Executive,
Suite 3050                                           Executive Officer,       and processors),         Investment Review
St. Paul, MN 55101-4901                              Minnesota Mining and     General Mills, Inc.
Age 70                                               Manufacturing (3M)       (consumer foods),
                                                                              Vulcan Materials
                                                                              Company (construction
                                                                              materials/chemicals),
                                                                              Milliken & Company
                                                                              (textiles and
                                                                              chemicals), and Nexia
                                                                              Biotechnologies, Inc.
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Patricia M. Flynn               Board member         Trustee Professor of     BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.           since 2004           Economics and            Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                Management, Bentley      and its subsidiary
Age 54                                               College since 2002;      Boston Federal Savings
                                                     former Dean, McCallum    Bank
                                                     Graduate School of
                                                     Business, Bentley
                                                     College from
                                                     1999 to 2002
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Anne P. Jones                   Board member         Attorney and Consultant                           Joint Audit,
901 S. Marquette Ave.           since 1985                                                             Board Effectiveness,
Minneapolis, MN 55402                                                                                  Executive,
Age 70                                                                                                 Investment Review
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Stephen R. Lewis, Jr.           Board member         Retired President and    Valmont Industries,      Contracts,
901 S. Marquette Ave.           since 2002           Professor of             Inc.                     Investment Review,
Minneapolis, MN 55402                                Economics, Carleton      (manufactures            Executive,
Age 66                                               College                  irrigation systems)      Board Effectiveness
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Catherine James Paglia          Board member         Director, Enterprise     Strategic                Investment Review,
901 S. Marquette Ave.           since 2004           Asset Management, Inc.   Distribution, Inc.       Contracts
Minneapolis, MN 55402                                (private real estate     (transportation,
Age 52                                               and asset management     distribution and
                                                     company) since 1999      logistics consultants)
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Alan K. Simpson                 Board member         Former three-term                                 Investment Review,
1201 Sunshine Ave.              since 1997           United States Senator                             Board Effectiveness
Cody, WY 82414                                       for Wyoming
Age 73
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
Alison Taunton-Rigby            Board member         Founder and Chief        Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.           since 2002           Executive Officer,       (biotechnology)          Contracts
Minneapolis, MN 55402                                RiboNovix, Inc. since
Age 61                                               2004;
                                                     President, Forester
                                                     Biotech since 2000;
                                                     prior to that,
                                                     President and CEO,
                                                     Aquila
                                                     Biopharmaceuticals,
                                                     Inc.
------------------------------- -------------------- ------------------------ ------------------------ ------------------------


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55   --   AXP PARTNERS SERIES, INC.

Board Member Affiliated with AEFC*

Name, address, age              Position held with   Principal occupation     Other directorships      Committee memberships
                                Fund and length of   during past five years
                                service
------------------------------- -------------------- ------------------------ ------------------------ ------------------------
William F. Truscott             Board member         Senior Vice President
53600 AXP Financial Center      since 2001,          - Chief Investment
Minneapolis, MN 55474           Vice President       Officer of AEFC since
Age 44                          since 2002           2001.
                                                     Former Chief
                                                     Investment Officer and
                                                     Managing Director,
                                                     Zurich Scudder
                                                     Investments
------------------------------- -------------------- ------------------------ ------------------------ ------------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age              Position held with   Principal occupation    Other directorships       Committee memberships
                                Fund and length of   during past five years
                                service
------------------------------- -------------------- ----------------------- ------------------------- ------------------------
Jeffrey P. Fox                  Treasurer            Vice President -
105 AXP Financial Center        since 2002           Investment
Minneapolis, MN 55474                                Accounting, AEFC,
Age 49                                               since 2002; Vice
                                                     President - Finance,
                                                     American Express
                                                     Company, 2000-2002;
                                                     Vice President -
                                                     Corporate Controller,
                                                     AEFC, 1996-2000
------------------------------- -------------------- ----------------------- ------------------------- ------------------------
Paula R. Meyer                  President            Senior Vice President
596 AXP Financial Center        since 2002           and General Manager -
Minneapolis, MN 55474                                Mutual Funds, AEFC,
Age 51                                               since 2002; Vice
                                                     President and
                                                     Managing Director -
                                                     American Express
                                                     Funds,
                                                     AEFC, 2000-2002; Vice
                                                     President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ----------------------- ------------------------- ------------------------
Leslie L. Ogg                   Vice President,      President of Board
901 S. Marquette Ave.           General Counsel,     Services Corporation
Minneapolis, MN 55402           and Secretary
Age 66                          since 1978
------------------------------- -------------------- ----------------------- ------------------------- ------------------------
Beth E. Weimer                  Chief Compliance     Vice President and
172 AXP Financial Center        Officer since 2004   Chief Compliance
Minneapolis, MN 55474                                Officer, AEFC, since
Age 52                                               2001; Vice President
                                                     and Chief Compliance
                                                     Officer, AEFA,
                                                     2001-2005; Partner,
                                                     Arthur Andersen
                                                     Regulatory Risk
                                                     Services, 1998-2001
------------------------------- -------------------- ----------------------- ------------------------- ------------------------


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56   --   AXP PARTNERS SERIES, INC.

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held ___ meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held ___ meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held ___ meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held ___ meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held ___ meetings during the last fiscal year.


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57   --   AXP PARTNERS SERIES, INC.

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004

                                                                                                                    Aggregate
                                                                                                                 dollar range of
                                                       Dollar range of equity securities in                 equity securities of all
                        Partners     Partners                 Partners      Partners     Partners               American Express
                       Aggressive   Fundamental    Partners    Select       Small Cap    Small Cap  Partners     Funds overseen
                         Growth        Value        Growth      Value         Core         Value      Value      by Board Member
                          Range        Range         Range      Range         Range        Range      Range           Range
Arne H. Carlson           none    $10,001-$50,000    none  $10,001-$50,000    none         none       none        over $100,000
Philip J. Carroll, Jr.*   none         none          none       none          none         none       none            none
Livio D. DeSimone*        none         none          none       none          none   $50,001-$100,000 none        over $100,000
Patricia M. Flynn         none         none          none       none          none         none       none       $10,001-$50,000
Anne P. Jones             none         none          none       none          none         none       none        over $100,000
Stephen R. Lewis, Jr.*    none         none          none       none          none         none       none       $10,001-$50,000
Catherine James Paglia    none         none          none       none          none         none       none            none
Alan K. Simpson           none         none          none       none          none         none       none      $50,001-$100,000
Alison Taunton-Rigby      none         none          none       none          none         none       none        over $100,000
William F. Truscott       none         none          none       none          none         none       none        over $100,000

* Three independent directors have deferred compensation and invested in share equivalents.

   As of Dec. 31, 2004, each owned:

   Philip J. Carroll, Jr.  AXP Global Technology Fund                    $10,001-$50,000

   Livio D. DeSimone       AXP High Yield Bond Fund                     $50,001-$100,000
                           AXP Partners Small Cap Value Fund            $50,001-$100,000
                           AXP Small Cap Advantage Fund                 $50,001-$100,000

   Stephen R. Lewis, Jr.   AXP Threadneedle International Fund           $10,001-$50,000
                           AXP Diversified Equity Income Fund           $50,001-$100,000
                           AXP Threadneedle Emerging Markets Fund        $10,001-$50,000

As of 30 days prior to the date of this SAI, each Fund's board members and officers as a group owned [_____% or less than 1%] of the outstanding shares of any class.


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of Partners Aggressive Growth Fund board, for attending up to __ meetings, received the following compensation:

Compensation Table for Partners Aggressive Growth

                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.

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58   --   AXP PARTNERS SERIES, INC.

During the most recent fiscal year, the independent members of Partners Fundamental Value Fund board, for attending up to _____ meetings, received the following compensation:


Compensation Table for Partners Fundamental Value


                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.


During the most recent fiscal year, the independent members of Partners Growth Fund board, for attending up to _____ meetings, received the following compensation:


Compensation Table for Partners Growth


                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.

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59   --   AXP PARTNERS SERIES, INC.

During the most recent fiscal year, the independent members of Partners Select Value Fund board, for attending up to ___ meetings, received the following compensation:


Compensation Table for Partners Select Value


                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.


During the most recent fiscal year, the independent members of Partners Small Cap Core Fund board, for attending up to ____ meetings, received the following compensation:


Compensation Table for Partners Small Cap Core

                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby

     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.

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60   --   AXP PARTNERS SERIES, INC.

During the most recent fiscal year, the independent members of Partners Small Cap Value Fund board, for attending up to ____ meetings, received the following compensation:

Compensation Table for Partners Small Cap Value


                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.

During the most recent fiscal year, the independent members of Partners Value Fund board, for attending up to ____ meetings, received the following compensation:

Compensation Table for Partners Value


                                                    Total cash compensation from
                                                     American Express Funds and
                                Aggregate           Preferred Master Trust Group
Board member*          compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $______**                    $_______
Livio D. DeSimone                     ***
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.                 ****
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

    ** Includes the deferred compensation in the amount of $_______ from the Fund.

   *** Includes the deferred compensation in the amount of $_______ from the Fund.

  **** Includes the deferred compensation in the amount of $_______ from the Fund.

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61   --   AXP PARTNERS SERIES, INC.

Control Persons and Principal Holders of Securities

[For Funds with 5% holders:]

The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.

Name, city and state of investor     Class A  Class  B Class C  Class I  Class Y

                                       OR

[For funds that do not have any 5% holders:]

The following investors owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI: None.

                                       AND

[For funds with I shares and/ or seed money (25% control):]

The Fund may serve as an underlying investment of the AXP Portfolio Builder Series, a group of six funds-of-funds (the Portfolio Builder Funds), managed by AEFC, that principally invest in shares of the Fund and other AXP Funds, including the Fund (together, the underlying funds). The Fund and the Portfolio Builder Funds share the same officers, directors, and investment manager, AEFC. The Portfolio Builder Funds do not invest in the Fund for the purpose of exercising management or control; however, from time to time, investments by the Portfolio Builder Funds in the Fund may represent a significant portion of the Fund. Because the Portfolio Builder Funds may own a substantial portion of the shares of the Fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at Fund shareholder meetings. In all proxy voting, the Portfolio Builder Funds will vote on each proposal in exactly the same proportion that other shareholders vote on the proposal.

In addition, AEFC [and IDS Life Insurance Company each] own shares of the Fund as a result of [an] initial capital investment[s] at the inception of the Fund or class.

To the extent AEFC, as manager of the Portfolio Builder Funds, may be deemed a beneficial owner of the shares of the Fund held by the Portfolio Builder Funds, and such shares, together with any initial capital investment represent more than 25% of the Fund, AEFC may be deemed to control the Fund. As of 30 days prior to the date of the SAI, AEFC [and IDS Life Insurance Company], Minneapolis, MN, through [its/their] initial capital investment[s], and the Portfolio Builder Funds, Minneapolis, MN, in aggregate, were the owners of record of _____% of the outstanding shares of the Fund.

                                       OR

[For funds that do reach 25% control (either through Class I, seed money or both):]

The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

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62   --   AXP PARTNERS SERIES, INC.

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

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63   --   AXP PARTNERS SERIES, INC.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

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64   --   AXP PARTNERS SERIES, INC.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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65   --   AXP PARTNERS SERIES, INC.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

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66   --   AXP PARTNERS SERIES, INC.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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67   --   AXP PARTNERS SERIES, INC.

                                                              S-6236-20 G (7/05)

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation filed electronically as Exhibit (a) on March 29, 2001 to Registration Statement is incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation dated November 14, 2002, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(b) By-laws filed electronically as Exhibit (b) on March 29, 2001 to Registration Statement is incorporated by reference.

(c)      Stock Certificate: Not applicable

(d)(1) Investment Management Services Agreement, between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Select Value Fund, AXP Partners Small Cap Core Fund, AXP Partners Small Cap Value Fund and AXP Partners Value Fund and American Express Financial Corporation dated Dec. 1, 2002, filed electronically as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Corporation dated Jan. 9, 2003 filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(d)(3) Subadvisory Agreement between American Express Financial Corporation and Davis Selected Advisors, L.P., dated June 7, 2001, filed electronically as Exhibit (d)(2) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, Inc., dated October 1, 2001 filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(5) Amendment to Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, Inc., dated February 15, 2002, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(6) Amendment to Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, LLC, dated November 13, 2003, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(7) Subadvisory Agreement between American Express Financial Corporation and Lord Abbett & Co. dated June 7, 2001, filed electronically as Exhibit (d)(5) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(d)(8) Amendment to Subadvisory Agreement between American Express Financial Corporation and Lord, Abbett & Co., dated December 12, 2003, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(9)   Subadvisory  Agreement  between American Express Financial
         Corporation and GAMCO Investors, Inc. dated February 28, 2002 filed electronically as Exhibit (d)(7) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(d)(10) Restated Amendment Number Two to Subadvisory Agreement between American Express Financial Corporation and GAMCO Investors, Inc., dated July 10, 2003, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(11) Subadvisory Agreement between American Express Financial Corporation and Wellington Management Company, LLP, dated February 28, 2002, filed electronically as Exhibit (d)(9) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(d)(12) Subadvisory Agreement between American Express Financial Corporation and Turner Investments Partners, Inc., dated April 7, 2003, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(d)(13) Amendment to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated July 21, 2003, filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(14) Subadvisory Agreement between American Express Financial Corporation and American Century Investment Management, Inc., dated April 7, 2003, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(d)(15) Amendment to Subadvisory Agreement between American Express Financial Corporation and American Century Investment Management, Inc., dated December 12, 2003, filed electronically as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(16) Subadvisory Agreement between American Express Financial Corporation and Goldman Sachs Asset Management, L.P., dated April 16, 2003, filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(d)(17) Amendment to Subadvisory Agreement between American Express Financial Corporation and Goldman Sachs Asset Management, L.P., dated July 21, 2003, filed electronically as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(18) Subadvisory Agreement between American Express Financial Corporation and Wellington Management Company, LLP, dated April 26, 2005, filed electronically herewith as Exhibit (d)(18).

(d)(19) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(20) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(21) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed
         electronically  as  Exhibit  (d)(21) to  Registrant's   Post-Effective
         Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(e)(1) Distribution Agreement between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund and AXP Partners Small Cap Value Fund and American Express Financial Advisors Inc., dated May 10, 2001, filed electronically as Exhibit (e)(1) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(e)(2) Distribution Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc., dated Jan. 10, 2002, filed electronically as Exhibit (e)(2) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(e)(3) Distribution Agreement between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Advisors Inc., dated Jan. 9, 2003, filed electronically as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund and AXP Partners Small Cap Value Fund and American Express Trust Company, dated May 10, 2001, filed electronically as Exhibit (g) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund and American Express Trust Company, dated Jan. 10, 2002, filed electronically as Exhibit (g)(2) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(g)(3) Custodian Agreement between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Trust Company, dated Jan. 9, 2003, filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(g)(4) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(5) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund and AXP Partners Small Cap Value Fund and American Express Financial Corporation, dated May 10, 2001, filed electronically as Exhibit
         (h)(1) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund and American Express Financial Corporation, dated Jan. 10, 2002, filed electronically as Exhibit (h)(5) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(h)(3) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002 filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant Amendments to Administrative Services Agreement differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(4) Amendment to Administrative Services Agreement between American Express Financial Corporation and AXP Partners Series, Inc. on behalf of its underlying series AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, dated June 3, 2002, filed electronically as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003, is incorporated by reference.

(h)(5) Administrative Services Agreement between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Corporation, dated Jan 9, 2003, filed electronically as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(6) Administrative Services Agreement between American Express Financial Corporation and Davis Selected Advisers, L.P., dated June 7, 2001, filed electronically as Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-57852 filed on or about July 28, 2003, is incorporated by reference.

(h)(7) Class Y Shareholder Service Agreement between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund and AXP Partners Small Cap Value Fund and American Express Financial Advisors Inc. dated May 10, 2001, filed electronically as Exhibit
         (h)(3) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(h)(8) Class Y Shareholder Service Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc. dated Jan. 10, 2002 filed electronically as Exhibit (h)(6) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(h)(9)   Class Y Shareholder Services Agreement between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Advisors Inc. dated Jan. 9, 2003 filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(10) Agreement and Plan of Reorganization between AXP Progressive Series, Inc. on behalf of AXP Progressive Fund and AXP Partners Series, Inc. on behalf of AXP Partners Select Value Fund, dated Jan. 8, 2004, filed electronically on or about July 29, 2004 as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(11) Amended and Restated Fee Waiver Agreement, dated June 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Partners Aggressive Growth Fund, a series of AXP Partners Series, Inc, filed electronically on or about July 29, 2004 as Exhibit (h)(16) to Registrant's Post-Effective Amendment
         No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(12) Fee Waiver Agreement, dated March 15, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Partners Select Value Fund, a series of AXP Partners Series, Inc, filed electronically on or about July 29, 2004 as Exhibit (h)(17) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(13) Amended and Restated Fee Waiver Agreement, dated June 10, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Partners Select Value Fund, a series of AXP Partners Series, Inc, filed electronically on or about July 29, 2004 as Exhibit (h)(18) to Registrant's Post-Effective
         Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(14) Fee Waiver Agreement, dated June 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Partners Small Cap Core Fund, a series of AXP Partners Series, Inc, filed electronically on or about July 29, 2004 as Exhibit (h)(19) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(15) Amended and Restated Fee Waiver Agreement, dated June 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Partners Small Cap Value Fund, a series of AXP Partners Series, Inc, filed electronically on or about July 29, 2004 as Exhibit (h)(21) to Registrant's Post-Effective Amendment
         No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(16) Amended and Restated Fee Waiver Agreement, dated June 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Partners Growth Fund, a series of AXP Partners Series, Inc, filed electronically on or about July 29, 2004 as Exhibit (h)(23) to Registrant's Post-Effective Amendment
         No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(17) Transfer Agency Agreement between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund, AXP Partners Small Cap Value Fund, AXP Partners Select Value Fund, AXP Partners Small Cap Core Fund, AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Client Service Corporation dated May 1, 2003, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(18) Amended Class I Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated November 13, 2003 (amended June 1, 2004), filed electronically on or about Sept. 27, 2004 as Exhibit (h)(10) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 70 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(19) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(20) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund and AXP Partners Small Cap Value Fund and American Express Financial Advisors Inc., dated May 10, 2001, filed electronically as Exhibit (m)(1) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution For Class C Shares between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund and AXP Partners Small Cap Value Fund and American
         Express   Financial   Advisors   Inc.,  dated  May  10,   2001  filed
         electronically as Exhibit (m)(2) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc., dated Jan. 10, 2002, filed electronically as Exhibit (m)(3) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(m)(4) Plan and Agreement of Distribution for Class C Shares between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc., dated Jan. 10, 2002, filed electronically as Exhibit (m)(4) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(m)(5)   Plan and Agreement of Distribution between Registrant on behalf of
         AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Advisors Inc., dated Jan. 9, 2003, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(m)(6) Plan and Agreement of Distribution of Class C Shares between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Advisors Inc. dated Jan. 9, 2003 filed electronically as Exhibit (m)(6) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 by AXP Partners Fundamental Value Fund and Davis Selected Advisers, L.P. dated January 29, 2000, as amended, filed electronically as Exhibit (p)(3) on March 29, 2001 to Registration Statement is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Value Fund and Royce & Associates, Inc. amended November 20, 2003, filed electronically as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Partners Value Fund and AXP Partners Small Cap Core Fund and Lord Abbett dated as of November 2003, filed electronically as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 by AXP Partners Select Value Fund and GAMCO Investors, Inc. filed electronically as Exhibit (p)(7) to Registration Statement No. 333-57852 filed on or about
         November 30, 2001 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Core Fund and AXP Partners Growth Fund and Wellington Management Company, LLP, revised as of Jan. 1, 2005 is filed electronically herewith as Exhibit (p)(7).

(p)(8) Code of Ethics adopted under Rule 17j-1 by AXP Partners Aggressive Growth Fund and Turner Investments Partners, Inc., dated January 1, 2001, filed electronically as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 by AXP Partners Aggressive Growth Fund and AXP Partners Small Cap Core Fund and American Century Investment Management, Inc. filed electronically as Exhibit (p)(11) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(p)(10) Code of Ethics adopted under Rule 17j-1 by AXP Partners Growth Fund and AXP Partners Small Cap Value Fund and Goldman Sachs revised as of Nov. 4, 2004 filed electronically on or about May 17, 2005 as Exhibit
         (p)(5) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(11) Code of Ethics adopted under Rule 17j-1 by AXP Partners Growth Fund and Eagle Assets dated as of March 2000, filed electronically as Exhibit (p)(13) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(p)(12) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Value Fund and Donald Smith & Co., Inc., dated September 3, 2002, filed electronically on or about July 29, 2004 as Exhibit (p)(12) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(13)  Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap
         Value Fund and Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2004, filed electronically on or about May 17, 2005 as Exhibit (p)(7) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(1) Directors'/Trustees Power of Attorney to sign amendments to this Registration Statement, dated Nov. 11, 2004, is filed electronically herewith as Exhibit (q)(1).

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) on July 26, 2002 to Post-Effective Amendment No. 4 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-57852, filed on or about Dec. 20, 2002 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  President and Director
                                Insurance Company

                                American Enterprise                                       President
                                REO 1, LLC

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and Senior Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President
                                Financial Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance                                        Director
                                Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director and Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Randy L. Boser                  American Express Financial                                Vice President - Mutual Fund
Vice President -                Advisors Inc.                                             Business Development
Business Development
                                IDS Life Insurance Company                                Vice President - Mutual Fund
                                                                                          Business Development

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul James Dolan                American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Vice President - Senior Portfolio
Vice President - Financial      Management Group Inc.                                     Manager
Education & Planning
Services                        American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting

Laura C. Gagnon
Vice President - Investor
Relations

Peter A. Gallus                 Advisory Capital Strategies                               Director, President, Chief Operating
Vice President - Investment     Group Inc.                                                Officer and Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Quantitative Equity
                                (General Partner) LLC                                     President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Senior Vice President, Chief Operating
                                Management Group, Inc.                                    Officer and Assistant Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                    American Express Client                                   Director
Vice President - New            Service Corporation
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Advisor Group
Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                American Express Certificate                              Assistant Vice President
                                Company

                                American Express Financial                                Assistant Vice President
                                Corporation

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

Andrew A. Jackson               American Express Financial                                General Auditor
General Auditor                 Advisors Inc.

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
Secretary                       Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset Management                         Secretary
                                Group, Inc.

                                American Express Asset Management                         Secretary
                                International, Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President, General Counsel
                                Casualty Insurance Agency                                 and Secretary

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Secretary
                                of New York

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President - Chief U.S. Economist
Vice President and Chief        Advisors Inc.
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Chief Financial Officer and Vice
Vice President - Comp           Advisors Inc.                                             President - Comp and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                American Express Trust Company                            Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

B. Roger Natarajan              American Enterprise Life                                  Director, Vice President
Vice President - Finance        Insurance Company                                         and Chief Actuary

                                American Centurion Life                                   Vice President and Chief Actuary
                                Assurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director and Chief Actuary
                                Insurance Company

                                IDS Life Insurance Company                                Director, Vice President
                                                                                          and Chief Actuary

                                IDS Life Insurance Company                                Vice President and Chief Actuary
                                of New York

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                American Express Certificate                              38a-1 Chief Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                American Express Financial                                Senior Vice President - Insurance
                                Advisors Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                American Express Client                                   Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive Officer
Client Service
Organization                    American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express                                          Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  American Express Financial                                Vice President, Lead Financial
                                Advisors Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

Joseph E. Sweeney
Senior Vice President -
U.S. Brokerage and Membership
Banking

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director, President and Chairman of
                                Management Group Inc.                                     the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise Life                                  Chief Compliance Officer
                                Insurance Company

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Financial                                Vice President and Equity
Vice President and Senior       Advisors Inc.                                             Senior Portfolio Manager
Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

John Woener
Senior Vice President -
Strategic Planning and
Business Development

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President                  None

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, President, Chairman of       None
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -                 None
                                                        Great Plains

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief                 None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and            None
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External              None
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO                 None
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service               Non
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest       None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -                 None
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance               None
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -                None
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President                         None

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President, Lead Financial         None
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and              Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Partners Series, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 26th day of May 2005.

AXP PARTNERS SERIES, INC.




By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of May 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated Nov. 11, 2004, filed electronically herewith as Exhibit (q)(1), by:

/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg

Contents of this Post-Effective Amendment No. 12 to registration statement No. 333-57852


This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

  The prospectuses for:
     AXP Partners Aggressive Growth Fund.
     Class I prospectus supplement for AXP Partners Aggressive Growth Fund. AXP Partners Fundamental Value Fund.
     Class I prospectus supplement for AXP Partners Fundamental Value Fund. AXP Partners Growth Fund.
     Class I prospectus supplementfor AXP Partners Growth Fund.
     AXP Partners Select Value Fund.
     Class I prospectus supplement for AXP Partners Select Value Fund.
     AXP Partners Small Cap Core Fund.
     Class I prospectus supplement for AXP Partners Small Cap Core Fund. AXP Partners Small Cap Value Fund.
     Class I prospectus supplement for AXP Partners Small Cap Value Fund. AXP Partners Value Fund.
     Class I prospectus supplement for AXP Partners Value Fund.
Part B.

  Statements of Additional Information for:
     AXP Partners Aggressive Growth Fund
     AXP Partners Fundamental Value Fund
     AXP Partners Growth Fund
     AXP Partners Select Value Fund
     AXP Partners Small Cap Core Fund
     AXP Partners Small Cap Value Fund
     AXP Partners Value Fund

Part C.

Other information.

The signatures.